UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

ESG Core Bond Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 54.5%				$28,337,844
(Cost $28,313,889)
U.S. Government 53.3%				27,729,960
U.S. Treasury
Note	0.625	09-30-17	200,000	199,934
Note	1.000	09-30-19	400,000	397,328
Note	1.250	11-30-18	200,000	199,938
Note	1.375	05-31-20	5,000,000	4,996,484
Note	1.500	01-31-19	5,200,000	5,214,625
Note	1.625	02-15-26	250,000	241,436
Note	1.750	05-15-22	5,000,000	5,015,039
Note	1.750	05-15-23	2,000,000	1,992,344
Note	2.000	05-31-21	5,000,000	5,077,930
Note	2.250	11-15-24	2,800,000	2,853,047
Note	2.375	08-15-24	250,000	257,021
Note	2.375	05-15-27	1,000,000	1,021,719
Note	2.750	11-15-23	250,000	263,115
U.S. Government Agency 1.2%				607,884
Federal National Mortgage Association
10 Yr Pass Thru	2.500	11-01-26	300,825	306,123
15 Yr Pass Thru	3.500	01-01-32	287,531	301,761
Corporate bonds 26.9%				$13,953,255
(Cost $13,801,552)
Consumer discretionary 4.0%				2,098,731
Automobiles 1.0%
Ford Motor Credit Company LLC	3.157	08-04-20	200,000	204,324
Ford Motor Credit Company LLC	3.336	03-18-21	325,000	332,923
Media 1.5%
Comcast Corp.	3.150	03-01-26	520,000	525,677
Comcast Corp.	3.600	03-01-24	250,000	264,097
Specialty retail 1.5%
Lowe’s Companies, Inc.	3.100	05-03-27	765,000	771,710
Consumer staples 2.6%				1,325,186
Beverages 1.1%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26	515,000	536,533
Food and staples retailing 1.5%
CVS Health Corp.	2.800	07-20-20	150,000	153,222
CVS Health Corp.	3.875	07-20-25	365,000	383,373
Unilever Capital Corp.	2.200	03-06-19	250,000	252,058
Energy 1.1%				568,697
Oil, gas and consumable fuels 1.1%
Shell International Finance BV	3.250	05-11-25	300,000	311,086
Statoil ASA	2.900	11-08-20	250,000	257,611
Financials 10.3%				5,331,899
Banks 5.2%
Bank of America Corp.	2.151	11-09-20	175,000	175,168
Bank of America Corp.	4.000	04-01-24	345,000	366,565
BNP Paribas SA	2.700	08-20-18	200,000	202,066
Citigroup, Inc.	2.750	04-25-22	370,000	373,342
Citigroup, Inc.	2.900	12-08-21	150,000	152,680

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND 2

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	3.300	04-01-26	895,000	$902,839
The Toronto-Dominion Bank	2.250	11-05-19	285,000	287,699
Westpac Banking Corp.	1.650	05-13-19	245,000	244,109
Capital markets 2.6%
Morgan Stanley	2.625	11-17-21	520,000	524,161
The Bank of New York Mellon Corp.	3.550	09-23-21	265,000	279,046
The Goldman Sachs Group, Inc.	2.550	10-23-19	160,000	161,905
The Goldman Sachs Group, Inc.	3.000	04-26-22	360,000	365,959
Diversified financial services 0.4%
International Finance Corp.	1.750	03-30-20	225,000	226,160
Insurance 0.4%
Marsh & McLennan Companies, Inc.	2.750	01-30-22	180,000	183,558
Thrifts and mortgage finance 1.7%
American Express Credit Corp.	2.125	03-18-19	250,000	251,531
American Express Credit Corp.	2.200	03-03-20	630,000	635,111
Health care 2.0%				1,055,553
Health care equipment and supplies 0.5%
Medtronic, Inc.	3.150	03-15-22	250,000	260,627
Health care providers and services 0.5%
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	262,851
Pharmaceuticals 1.0%
Merck & Company, Inc.	2.400	09-15-22	260,000	264,628
Sanofi	4.000	03-29-21	250,000	267,447
Industrials 1.7%				889,668
Industrial conglomerates 0.5%
General Electric Company	4.625	01-07-21	250,000	271,941
Machinery 0.9%
Caterpillar Financial Services Corp.	1.350	05-18-19	200,000	198,871
Deere & Company	2.600	06-08-22	255,000	259,846
Road and rail 0.3%
CSX Corp.	3.700	11-01-23	150,000	159,010
Information technology 3.1%				1,594,718
Software 1.5%
Oracle Corp.	2.400	09-15-23	310,000	310,673
Oracle Corp.	2.500	05-15-22	470,000	477,122
Technology hardware, storage and peripherals 1.6%
Apple, Inc.	2.850	02-23-23	785,000	806,923
Telecommunication services 2.1%				1,088,803
Diversified telecommunication services 2.1%
AT&T, Inc.	4.125	02-17-26	490,000	507,709
Verizon Communications, Inc.	5.150	09-15-23	520,000	581,094
Municipal bonds 9.3%				$4,843,637
(Cost $4,762,248)
Arizona Department of Transportation State Highway Fund Revenue	1.631	07-01-18	350,000	350,406
City of New York	2.260	03-01-22	385,000	386,136
Gateway School District Alleghany County	1.887	07-15-22	325,000	318,091
Kent City School District	5.000	12-01-20	350,000	382,680
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	338,279

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
New York State Urban Development Corp.	2.000	03-15-19	355,000	$356,711
Port Authority of New York & New Jersey	4.875	09-15-17	370,000	370,318
Santa Rosa Regional Resources Authority	2.900	08-01-25	200,000	202,512
Texas A&M University	3.231	05-15-27	350,000	365,040
Texas State University System	3.277	03-15-27	370,000	379,790
University of California	2.253	05-15-20	390,000	394,302
University of Massachusetts Building Authority	1.580	11-01-18	360,000	359,528
University of North Texas	3.357	04-15-27	375,000	388,324
University of Pittsburgh-of the Commonwealth System of Higher Education	1.829	09-15-19	250,000	251,520
Asset backed securities 1.6%				$836,244
(Cost $835,536)
Asset backed securities 1.6%				836,244
Chase Issuance Trust
Series 2017-A1, Class A (1 month LIBOR + 0.300%) (A)	1.527	01-18-22	285,000	286,072
Citibank Credit Card Issuance Trust
Series 2017-A2, Class A2	1.740	01-19-21	285,000	285,793
Ford Credit Auto Owner Trust
Series 2016-B, Class A3	1.330	10-15-20	265,000	264,379
		Yield (%)	Shares	Value
Short-term investments 70.0%				$36,381,691
(Cost $36,381,691)
Money market funds 70.0%				36,381,691
JPMorgan U.S. Government Money Market Fund, Institutional Class		0.8943(B)	36,381,691	36,381,691
Total investments (Cost $84,094,916) 162.3%				$84,352,671
Other assets and liabilities, net (62.3%)				(32,385,136)
Total net assets 100.0%				$51,967,535
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-17.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $84,125,519. Net unrealized appreciation aggregated to $227,152, of which $231,810 related to gross unrealized appreciation and $4,658 related to gross unrealized depreciation.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND 4

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	468Q1	08/17
This report is for the information of the shareholders of John Hancock ESG Core Bond Fund.		10/17

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.1%					$6,291,579
(Cost $6,223,901)
United States 9.1%					6,291,579
U.S. Treasury
Bond	1.375	02-15-44		5,355,000	6,291,579
Corporate bonds 25.3%					$17,478,692
(Cost $16,805,845)
Australia 0.4%					263,192
National Australia Bank, Ltd.	1.125	11-10-21	GBP	100,000	130,606
National Australia Bank, Ltd.	1.875	02-20-20	GBP	100,000	132,586
Belgium 0.7%					519,346
KBC Group NV (5.625% to 3-19-19, then 5 Year Euro Swap Rate +
4.759%) (A)	5.625	03-19-19	EUR	421,000	519,346
Cayman Islands 0.8%					575,710
ASIF II	6.375	10-05-20	GBP	200,000	300,720
Southern Water Services Finance, Ltd.	5.000	03-31-21	GBP	90,000	132,785
Yorkshire Water Services Bradford Finance, Ltd.	6.000	08-21-19	GBP	100,000	142,205
Denmark 0.7%					474,492
Danske Bank A/S (5.750% to 4-6-20, then 6 Year Euro Swap Rate +
4.640%) (A)	5.750	04-06-20	EUR	372,000	474,492
France 2.4%					1,651,031
BNP Paribas SA	2.375	11-20-19	GBP	200,000	268,385
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate +
6.185%) (A)	8.125	12-23-25		245,000	290,325
Orange SA	7.250	11-10-20	GBP	100,000	154,834
RCI Banque SA	3.250	04-25-18	GBP	200,000	262,314
Societe Generale SA	5.400	01-30-18	GBP	50,000	65,823
Societe Generale SA (7.875% to 12-18-23, then 5 Year U.S. Swap Rate +
4.979%) (A)	7.875	12-18-23		409,000	458,591
WPP Finance SA	6.375	11-06-20	GBP	100,000	150,759
Germany 1.0%					701,151
Aareal Bank AG (7.625% to 4-30-20, then 1 Year Euro Swap Rate +
7.180%) (A)	7.625	04-30-20	EUR	400,000	507,292
Volkswagen Financial Services NV	2.750	10-02-20	GBP	50,000	67,577
Vonovia Finance BV	3.125	07-25-19	EUR	100,000	126,282
Ireland 0.6%					407,833
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate +
6.956%) (A)	7.375	06-18-20	EUR	200,000	261,303
ESB Finance DAC	6.500	03-05-20	GBP	100,000	146,530
Italy 0.3%					211,892
Enel SpA	6.250	06-20-19	GBP	100,000	141,335
Telecom Italia SpA	6.375	06-24-19	GBP	50,000	70,557
Jersey, Channel Islands 0.4%					272,196
Heathrow Funding, Ltd.	6.250	09-10-18	GBP	200,000	272,196
Mexico 0.1%					80,184
Petroleos Mexicanos	8.250	06-02-22	GBP	50,000	80,184
Netherlands 1.9%					1,283,121
BMW Finance NV	1.875	06-29-20	GBP	200,000	265,842
Cooperatieve Rabobank UA	2.250	03-23-22	GBP	100,000	135,975

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 2

	Rate (%)	Maturity date		Par value^	Value
Netherlands (continued)
Daimler International Finance BV	3.500	06-06-19	GBP	100,000	$135,073
Deutsche Telekom International Finance BV	7.375	12-04-19	GBP	200,000	295,937
E.ON International Finance BV	6.000	10-30-19	GBP	100,000	143,344
innogy Finance BV	6.500	04-20-21	GBP	200,000	306,950
Spain 0.4%					275,524
Telefonica Emisiones SAU	5.375	02-02-18	GBP	100,000	131,714
Telefonica Emisiones SAU	5.597	03-12-20	GBP	100,000	143,810
Sweden 0.4%					266,457
Nordea Bank AB	2.125	11-13-19	GBP	200,000	266,457
Switzerland 1.0%					719,344
Glencore Finance Europe SA	6.500	02-27-19	GBP	50,000	69,707
UBS AG	5.125	05-15-24		357,000	381,654
UBS AG	6.625	04-11-18	GBP	200,000	267,983
United Kingdom 12.3%					8,495,101
Bank of Scotland PLC	9.375	05-15-21	GBP	250,000	414,864
Barclays Bank PLC	10.000	05-21-21	GBP	50,000	82,688
Barclays PLC	3.125	01-17-24	GBP	100,000	136,681
BAT International Finance PLC	6.375	12-12-19	GBP	200,000	289,630
BUPA Finance PLC	3.375	06-17-21	GBP	100,000	139,596
Centrica PLC	7.000	09-19-18	GBP	100,000	137,517
Close Brothers Finance PLC	3.875	06-27-21	GBP	200,000	283,504
Eversholt Funding PLC	5.831	12-02-20	GBP	200,000	295,939
Experian Finance PLC	4.750	11-23-18	GBP	200,000	270,904
FCE Bank PLC	2.625	11-20-18	GBP	200,000	263,647
Firstgroup PLC	8.125	09-19-18	GBP	200,000	277,610
Friends Life Holdings PLC	8.250	04-21-22	GBP	100,000	166,960
Hammerson PLC	6.875	03-31-20	GBP	200,000	296,849
Imperial Brands Finance PLC	7.750	06-24-19	GBP	200,000	289,203
Lendlease Europe Finance PLC	6.125	10-12-21	GBP	200,000	301,676
London Stock Exchange Group PLC	9.125	10-18-19	GBP	200,000	301,873
Marks & Spencer PLC	6.125	12-02-19	GBP	50,000	71,594
Motability Operations Group PLC	6.625	12-10-19	GBP	100,000	146,669
National Express Group PLC	6.625	06-17-20	GBP	150,000	222,075
National Westminster Bank PLC	6.500	09-07-21	GBP	50,000	76,596
Nationwide Building Society	6.750	07-22-20	EUR	100,000	140,619
Nationwide Building Society (6.875% to 6-20-19, then 5 Year British
Pound Swap Rate + 4.880%) (A)	6.875	06-20-19	GBP	365,000	490,268
Northern Gas Networks Finance PLC	5.875	07-08-19	GBP	200,000	282,462
Provident Financial PLC	8.000	10-23-19	GBP	150,000	182,817
Prudential PLC	1.375	01-19-18	GBP	200,000	259,394
Santander UK PLC	1.875	02-17-20	GBP	200,000	265,086
Severn Trent Utilities Finance PLC	6.000	01-22-18	GBP	100,000	131,910
Sky PLC	2.875	11-24-20	GBP	100,000	136,798
Southern Gas Networks PLC	5.125	11-02-18	GBP	100,000	135,727
SSE PLC	5.000	10-01-18	GBP	100,000	135,117
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate
+ 6.301%) (A)(B)	7.500	04-02-22		350,000	378,980
The Great Rolling Stock Company, Ltd.	6.250	07-27-20	GBP	200,000	294,691
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year
U.S. Swap Rate + 5.800%) (A)	7.500	08-10-20		400,000	422,000
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%) (A)	8.625	08-15-21		253,000	280,198
The Royal Bank Of Scotland PLC	6.625	09-17-18	GBP	200,000	273,838

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 3

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
The Unique Pub Finance Company PLC	6.542	03-30-21	GBP	55,960	$78,395
Vodafone Group PLC	8.125	11-26-18	GBP	100,000	140,726
United States 1.9%					1,282,118
Bank of America Corp.	6.125	09-15-21	GBP	100,000	153,693
Bank of America Corp.	7.750	04-30-18	GBP	100,000	135,199
Citigroup, Inc.	5.125	12-12-18	GBP	200,000	272,038
General Electric Company	6.250	09-29-20	GBP	200,000	300,671
MetLife, Inc.	5.250	06-29-20	GBP	200,000	290,019
National Grid North America, Inc.	1.875	08-06-18	GBP	100,000	130,498
	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 64.7%					$44,722,937
(Cost $44,726,327)
Certificate of deposit 13.0%					8,994,565
Bank of Montreal	1.260	09-12-17		1,000,000	999,991
Barclays Bank PLC	1.320	11-15-17		1,000,000	997,322
Credit Suisse First Boston	1.296	09-12-17		1,000,000	999,733
Danske Bank A/S	1.310	11-21-17		1,000,000	999,976
First Abu Dhabi Bank PJSC	1.400	10-10-17		1,500,000	1,500,240
Industrial & Commercial Bank of China, Ltd.	2.000	09-27-17		500,000	500,435
ING Bank NV	1.400	02-20-18		1,000,000	999,476
Natixis SA	1.370	11-13-17		1,000,000	997,400
Sumitomo Mitsui Financial Group, Inc.	1.240	09-07-17		1,000,000	999,992
Commercial paper 13.0%					8,977,688
Agence Centrale Organismes	1.365	11-03-17		1,000,000	997,723
Dekabank Deutsche Girozentrale	1.365	11-07-17		1,000,000	997,526
Landeskreditbank Baden-Wuerttemberg Foerderbank	1.296	11-27-17		1,000,000	996,772
Nationwide Building Society	1.281	11-14-17		1,000,000	997,303
Nordea Bank AB	1.137	09-11-17		2,000,000	1,999,268
NRW.Bank	1.247	10-23-17		1,000,000	998,197
Pohjola Bank PLC	1.365	10-31-17		1,000,000	997,885
UBS Group AG	1.516	02-20-18		1,000,000	993,014
Time deposits 18.5%					12,822,833
BNP Paribas SA	1.170	09-01-17		2,231,062	2,231,062
Credit Agricole SA	1.100	09-01-17		2,811,102	2,811,102
DZ Bank AG	1.170	09-01-17		2,696,078	2,696,078
KBC Bank NV	1.170	09-01-17		2,287,265	2,287,265
Lloyds Bank PLC	1.050	09-01-17		1,715,139	1,715,139
Standard Chartered PLC	0.950	09-01-17		1,082,187	1,082,187
U.S. Government 19.5%					13,477,040
U.S. Treasury Bill	1.023	10-26-17		4,500,000	4,493,092
U.S. Treasury Bill	1.026	10-19-17		2,500,000	2,496,310
U.S. Treasury Bill	1.040	11-16-17		4,000,000	3,992,178
U.S. Treasury Bill	1.054	11-09-17		2,500,000	2,495,460
		Yield (%)		Shares	Value
Money market funds 0.7%					450,811
Federated Government Obligations Fund, Institutional Class		0.8800(C)		450,811	450,811
Total investments (Cost $67,756,073) 99.1%					$68,493,208
Other assets and liabilities, net 0.9%					654,990
Total net assets 100.0%					$69,148,198

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
(A)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 8-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 5

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	209	Short	Jan 2018	$(24,702,411)	$(24,766,500)	$(64,089)
						$(64,089)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
ARS	1,090,000	USD	64,535	Citigroup	9/8/2017	—	$(1,664)
ARS	2,190,000	USD	125,420	Citigroup	10/17/2017	—	(2,085)
ARS	2,460,000	USD	135,314	Citigroup	11/29/2017	—	(54)
BRL	2,873,000	USD	891,876	Goldman Sachs	11/29/2017	$9,365	—
COP	426,500,000	USD	144,137	Deutsche Bank	9/8/2017	390	—
COP	855,500,000	USD	289,976	Deutsche Bank	10/17/2017	—	(1,617)
COP	985,000,000	USD	328,333	Deutsche Bank	11/29/2017	2,067	—
CZK	3,909,000	USD	176,914	Citigroup	11/29/2017	2,475	—
EUR	10,723	USD	12,547	BNP Paribas	10/16/2017	247	—
GBP	64,907	USD	84,152	Citigroup	10/16/2017	—	(99)
GBP	207,834	USD	275,227	Royal Bank of Scotland	10/16/2017	—	(6,085)
HUF	131,450,000	USD	507,487	Citigroup	11/29/2017	6,386	—
IDR	15,540,000,000	USD	1,148,983	Merrill Lynch	11/29/2017	6,618	—
INR	133,000,000	USD	2,048,044	BNP Paribas	10/30/2017	18,340	—
INR	26,890,000	USD	414,777	Merrill Lynch	11/29/2017	1,534	—
JPY	230,795,590	CAD	2,768,000	HSBC	9/26/2017	—	(115,552)
JPY	231,000,000	USD	2,096,865	Citigroup	11/10/2017	11,027	—
MXN	4,040,000	USD	212,072	Merrill Lynch	10/17/2017	12,306	—
MXN	12,495,000	USD	694,053	Citigroup	11/29/2017	—	(4,722)
MYR	1,423,000	USD	330,162	Citigroup	11/29/2017	1,926	—
PEN	223,000	USD	67,637	HSBC	9/8/2017	1,179	—
PEN	447,000	USD	136,273	HSBC	10/17/2017	1,264	—
PEN	510,000	USD	156,202	HSBC	11/29/2017	299	—
RON	1,626,500	USD	416,304	Citigroup	11/29/2017	5,705	—
RUB	31,190,000	USD	514,729	Chase	11/29/2017	14,545	—
SEK	35,400,000	EUR	3,725,099	HSBC	11/24/2017	21,844	—
THB	22,670,000	USD	681,190	Merrill Lynch	11/29/2017	1,989	—
TRY	1,462,500	USD	402,876	Citigroup	11/29/2017	10,233	—
USD	62,286	ARS	1,090,000	Citigroup	9/8/2017	—	(586)
USD	699,899	CAD	925,000	Citigroup	9/22/2017	—	(40,981)
USD	699,970	CAD	925,000	Morgan Stanley	9/22/2017	—	(40,910)
USD	2,192,805	CHF	2,070,000	Morgan Stanley	10/30/2017	26,089	—
USD	145,068	COP	426,500,000	Deutsche Bank	9/8/2017	542	—
USD	272,363	EUR	238,848	HSBC	10/16/2017	—	(12,625)
USD	661,617	EUR	585,000	Merrill Lynch	10/17/2017	—	(36,430)
USD	2,305,090	EUR	1,950,746	BNP Paribas	11/20/2017	—	(26,819)
USD	2,241,721	EUR	1,904,900	Morgan Stanley	11/29/2017	—	(36,431)
USD	416,421	GBP	324,225	Barclays Capital	10/16/2017	—	(3,444)
USD	15,332,639	GBP	11,842,618	UBS Warburg	10/16/2017	—	(3,333)
USD	836,771	GBP	643,000	BNP Paribas	11/20/2017	3,177	—
USD	94,017	JPY	10,200,000	BNP Paribas	11/20/2017	899	—
USD	2,785,264	JPY	305,280,000	BNP Paribas	11/29/2017	—	(2,819)
USD	2,065,343	KRW	2,320,000,000	Barclays Capital	11/10/2017	6,612	—
USD	68,766	PEN	223,000	HSBC	9/8/2017	—	(51)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 6

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
ZAR	9,540,000	USD	711,971	Merrill Lynch	11/29/2017	$11,430	—
						$178,488	$(336,307)

SWAPS

Interest rate swaps

								Unamortized
								upfront
					Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	28,800,000	GBP	6 month LIBOR	Fixed 0.763%	Semi-Annual	Semi-Annual	Feb 2020	—	$21,090	$21,090
Centrally cleared	16,000,000	GBP	Fixed 0.763%	6 month LIBOR	Semi-Annual	Semi-Annual	Feb 2020	$(6,393)	(5,323)	(11,716)
Centrally cleared	14,500,000	GBP	6 month LIBOR	Fixed 0.954%	Semi-Annual	Semi-Annual	Mar 2020	—	44,746	44,746
Centrally cleared	24,100,000	AUD	6 month BBSW	Fixed 2.810%	Semi-Annual	Semi-Annual	Mar 2021	—	113,452	113,452
Centrally cleared	6,025,000	AUD	Fixed 2.810%	6 month BBSW	Semi-Annual	Semi-Annual	Mar 2021	(23,273)	(5,090)	(28,363)
Centrally cleared	6,025,000	AUD	Fixed 2.810%	6 month BBSW	Semi-Annual	Semi-Annual	Mar 2021	(23,273)	(5,090)	(28,363)
Centrally cleared	27,600,000	USD	3 month LIBOR	Fixed 2.168%	Semi-Annual	Quarterly	Apr 2021	—	197,169	197,169
Centrally cleared	27,400,000	USD	3 month LIBOR	Fixed 2.150%	Semi-Annual	Quarterly	Apr 2021	—	183,870	183,870
Centrally cleared	17,500,000	USD	3 month LIBOR	Fixed 2.165%	Semi-Annual	Quarterly	May 2021	—	120,939	120,939
Centrally cleared	8,533,000	AUD	6 month BBSW	Fixed 2.561%	Semi-Annual	Semi-Annual	May 2021	—	2,126	2,126
Centrally cleared	8,533,000	AUD	6 month BBSW	Fixed 2.590%	Semi-Annual	Semi-Annual	May 2021	—	5,827	5,827
Centrally cleared	554,000	AUD	Fixed 2.590%	6 month BBSW	Semi-Annual	Semi-Annual	May 2021	(132)	(246)	(378)
Centrally cleared	21,500,000	AUD	6 month BBSW	Fixed 2.400%	Semi-Annual	Semi-Annual	Jun 2021	—	(56,405)	(56,405)
Centrally cleared	18,400,000	AUD	6 month BBSW	Fixed 2.538%	Semi-Annual	Semi-Annual	Aug 2021	—	(20,444)	(20,444)
Centrally cleared	36,800,000	USD	3 month LIBOR	Fixed 2.187%	Semi-Annual	Quarterly	Jul 2022	—	146,928	146,928
Centrally cleared	11,200,000	USD	Fixed 2.368%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	(189,572)	(189,572)
Centrally cleared	11,000,000	USD	Fixed 2.350%	3 month LIBOR	Semi-Annual	Quarterly	Apr 2024	—	(174,735)	(174,735)
Centrally cleared	7,560,000	USD	Fixed 2.375%	3 month LIBOR	Semi-Annual	Quarterly	May 2024	—	(127,381)	(127,381)
Centrally cleared	6,970,000	EUR	Fixed 0.768%	6 month EURIBOR	Annual	Semi-Annual	Feb 2027	—	(66,586)	(66,586)
Centrally cleared	4,290,000	EUR	Fixed 0.723%	6 month EURIBOR	Annual	Semi-Annual	Feb 2027	—	(14,509)	(14,509)
Centrally cleared	2,630,000	EUR	Fixed 0.835%	6 month EURIBOR	Annual	Semi-Annual	Mar 2027	—	(43,003)	(43,003)
Centrally cleared	4,850,000	EUR	Fixed 0.913%	6 month EURIBOR	Annual	Semi-Annual	Jul 2027	—	(84,981)	(84,981)
Centrally cleared	800,000,000	JPY	6 month LIBOR	Fixed -0.010%	Semi-Annual	Semi-Annual	Jul 2028	—	(215,823)	(215,823)
Centrally cleared	650,000,000	JPY	Fixed -0.010%	6 month LIBOR	Semi-Annual	Semi-Annual	Jul 2028	233,131	(57,775)	175,356
Centrally cleared	45,600,000	JPY	6 month LIBOR	Fixed 0.090%	Semi-Annual	Semi-Annual	Jul 2028	—	(8,263)	(8,263)
Centrally cleared	270,000,000	JPY	6 month LIBOR	Fixed 0.175%	Semi-Annual	Semi-Annual	Aug 2028	—	(28,967)	(28,967)
Centrally cleared	511,000,000	JPY	6 month LIBOR	Fixed 0.158%	Semi-Annual	Semi-Annual	Oct 2028	—	(67,536)	(67,536)
Centrally cleared	99,600,000	JPY	6 month LIBOR	Fixed 0.210%	Semi-Annual	Semi-Annual	Nov 2028	—	(8,978)	(8,978)
Centrally cleared	145,000,000	JPY	6 month LIBOR	Fixed 0.313%	Semi-Annual	Semi-Annual	Dec 2028	—	(403)	(403)
Centrally cleared	4,830,000	GBP	Fixed 1.750%	6 month LIBOR	Semi-Annual	Semi-Annual	Jan 2029	—	(261,831)	(261,831)
Centrally cleared	3,480,000	GBP	6 month LIBOR	Fixed 1.750%	Semi-Annual	Semi-Annual	Jan 2029	58,246	130,402	188,648
Centrally cleared	3,030,000	GBP	Fixed 1.439%	6 month LIBOR	Semi-Annual	Semi-Annual	Feb 2029	—	(44,621)	(44,621)
Centrally cleared	1,605,000	GBP	6 month LIBOR	Fixed 1.439%	Semi-Annual	Semi-Annual	Feb 2029	29,407	(5,771)	23,636
Centrally cleared	9,520,000	EUR	6 month EURIBOR	Fixed 0.910%	Annual	Semi-Annual	Sep 2030	—	(575,348)	(575,348)
Centrally cleared	7,450,000	EUR	Fixed 0.910%	6 month EURIBOR	Annual	Semi-Annual	Sep 2030	446,940	3,306	450,246
Centrally cleared	4,640,000	EUR	6 month EURIBOR	Fixed 0.834%	Annual	Semi-Annual	Sep 2030	—	(320,729)	(320,729)
Centrally cleared	1,250,000	EUR	6 month EURIBOR	Fixed 1.162%	Annual	Semi-Annual	Nov 2030	—	(42,066)	(42,066)
Centrally cleared	5,970,000	EUR	6 month EURIBOR	Fixed 1.388%	Annual	Semi-Annual	Nov 2030	—	(52,388)	(52,388)
Centrally cleared	400,000,000	JPY	Fixed 0.185%	6 month LIBOR	Semi-Annual	Semi-Annual	Jul 2038	—	381,157	381,157
Centrally cleared	325,000,000	JPY	6 month LIBOR	Fixed 0.185%	Semi-Annual	Semi-Annual	Jul 2038	(351,896)	42,206	(309,690)
Centrally cleared	29,900,000	JPY	Fixed 0.359%	6 month LIBOR	Semi-Annual	Semi-Annual	Jul 2038	—	19,365	19,365
Centrally cleared	142,000,000	JPY	Fixed 0.470%	6 month LIBOR	Semi-Annual	Semi-Annual	Aug 2038	—	64,651	64,651
Centrally cleared	257,000,000	JPY	Fixed 0.435%	6 month LIBOR	Semi-Annual	Semi-Annual	Oct 2038	—	136,929	136,929
Centrally cleared	57,300,000	JPY	Fixed 0.533%	6 month LIBOR	Semi-Annual	Semi-Annual	Nov 2038	—	21,161	21,161

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 7

Interest rate swaps (continued)

								Unamortized
								upfront
					Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	83,500,000	JPY	Fixed 0.668%	6 month LIBOR	Semi-Annual	Semi-Annual	Dec 2038	—	$11,603	$11,603
Centrally cleared	3,280,000	USD	Fixed 2.637%	3 month LIBOR	Semi-Annual	Quarterly	Jul 2050	—	(107,851)	(107,851)
Centrally cleared	3,500,000	EUR	Fixed 0.956%	6 month EURIBOR	Annual	Semi-Annual	Sep 2050	—	731,790	731,790
Centrally cleared	3,270,000	EUR	6 month EURIBOR	Fixed 0.956%	Annual	Semi-Annual	Sep 2050	$(578,331)	(105,372)	(683,703)
Centrally cleared	1,620,000	EUR	Fixed 0.883%	6 month EURIBOR	Annual	Semi-Annual	Sep 2050	—	373,038	373,038
Centrally cleared	770,000	EUR	Fixed 1.192%	6 month EURIBOR	Annual	Semi-Annual	Nov 2050	—	109,375	109,375
Centrally cleared	2,490,000	EUR	Fixed 1.404%	6 month EURIBOR	Annual	Semi-Annual	Nov 2050	—	202,646	202,646
Centrally cleared	558,000	EUR	Fixed 1.729%	6 month EURIBOR	Annual	Semi-Annual	Feb 2051	—	(5,208)	(5,208)
								$(215,574)	$361,481	$145,907

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	ITRAXX.XOVER.27.V1 5Y	821,000	EUR	$ 882,037	5.000%	Quarterly	Jun 2022	$ (76,365)	$ (47,596)	$ (123,961)
Centrally cleared	CDX.NA.IG.28 5Y	4,180,000	USD	4,180,000	1.000%	Quarterly	Jun 2022	(59,011)	(30,180)	(89,191)
Centrally cleared	CDX.NA.IG.28 5Y	10,380,000	USD	10,380,000	1.000%	Quarterly	Jun 2022	(203,867)	(17,618)	(221,485)
				$15,442,037				$(339,243)	$(95,394)	$(434,637)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.HY.28.V1 5Y	3.391%	3,500,000	USD	$ 3,500,000	5.000%	Quarterly	Jun 2022	$ 200,576	$ 90,410	$ 290,986
Centrally cleared	CDX.NA.IG.28.V1 5Y	0.606%	9,690,000	USD	9,690,000	1.000%	Quarterly	Jun 2022	144,162	62,600	206,762
Centrally cleared	CDX.NA.IGS.28.V1 5Y	0.606%	4,870,000	USD	4,870,000	1.000%	Quarterly	Jun 2022	68,019	35,895	103,914
Centrally cleared	ITRAXX.XOVERS.27.V1 5Y	2.475%	821,000	EUR	897,023	5.000%	Quarterly	Jun 2022	92,329	31,632	123,961
Centrally cleared	ITRAXX.XOVERS.27.V1 5Y	2.475%	2,380,000	EUR	2,600,382	5.000%	Quarterly	Jun 2022	267,652	91,698	359,350
Centrally cleared	ITRAXX Europe S27.V1 10Y	0.996%	4,700,000	EUR	5,546,246	1.000%	Quarterly	Jun 2027	21,768	(9,162)	12,606
					$27,103,651				$794,506	$303,073	$1,097,579

Inflation swaps

									Unamortized
									upfront
			USD			Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		notional	Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Barclays PLC	5,740,000	GBP	$7,164,075	Fixed 3.650%	GBP Non-revised RPI	At maturity	At maturity	Feb 2020	—	$(35,807)	$(35,807)
Barclays PLC	5,740,000	GBP	7,164,075	GBP Non-revised RPI	Fixed 3.620%	At maturity	At maturity	Feb 2023	—	118,006	118,006
Citibank N.A.	294,000	USD	294,000	Fixed 1.915%	USD Non-revised CPI	At maturity	At maturity	Mar 2046	—	19,452	19,452
Morgan Stanley & Company, Inc.	7,097,561	GBP	8,984,482	Fixed 3.640%	GBP Non-revised RPI	At maturity	At maturity	Feb 2020	—	(41,347)	(41,347)
Morgan Stanley & Company, Inc.	7,097,561	GBP	8,984,482	Fixed 3.640%	GBP Non-revised RPI	At maturity	At maturity	Feb 2020	—	(41,347)	(41,347)
Morgan Stanley & Company, Inc.	2,709,756	GBP	3,430,158	Fixed 3.640%	GBP Non-revised RPI	At maturity	At maturity	Feb 2020	—	(15,786)	(15,786)
Morgan Stanley & Company, Inc.	9,900,000	USD	9,900,000	USD Non-revised CPI	Fixed 1.560%	At maturity	At maturity	Mar 2021	—	(149,889)	(149,889)
Morgan Stanley & Company, Inc.	640,000	USD	640,000	USD Non-revised CPI	Fixed 1.665%	At maturity	At maturity	Jun 2021	—	(8,782)	(8,782)
Morgan Stanley & Company, Inc.	1,920,000	USD	1,920,000	USD Non-revised CPI	Fixed 1.575%	At maturity	At maturity	Sep 2021	—	(27,958)	(27,958)
Morgan Stanley & Company, Inc.	11,400,000	USD	11,400,000	USD Non-revised CPI	Fixed 1.575%	At maturity	At maturity	Sep 2021	—	(166,002)	(166,002)
Morgan Stanley & Company, Inc.	2,000,000	GBP	2,531,710	GBP Non-revised RPI	Fixed 3.625%	At maturity	At maturity	Feb 2023	—	42,014	42,014
Morgan Stanley & Company, Inc.	7,097,561	GBP	8,984,482	GBP Non-revised RPI	Fixed 3.628%	At maturity	At maturity	Feb 2023	—	150,693	150,693
Morgan Stanley & Company, Inc.	7,807,317	GBP	9,882,930	GBP Non-revised RPI	Fixed 3.638%	At maturity	At maturity	Feb 2023	—	172,772	172,772
Morgan Stanley & Company, Inc.	6,020,000	EUR	6,403,506	EUR Ex Tobacco Non-revised CPI	Fixed 1.511%	At maturity	At maturity	Feb 2027	—	77,870	77,870
Morgan Stanley & Company, Inc.	3,760,000	EUR	3,978,836	EUR Ex Tobacco Non-revised CPI	Fixed 1.490%	At maturity	At maturity	Feb 2027	—	38,411	38,411
Morgan Stanley & Company, Inc.	4,280,000	EUR	4,929,683	EUR Ex Tobacco Non-revised CPI	Fixed 1.383%	At maturity	At maturity	Jul 2027	—	(13,082)	(13,082)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 8

Inflation swaps (continued)

									Unamortized
									upfront
			USD			Fixed	Floating		payment	Unrealized
Counterparty (OTC)/	Notional		notional	Payments	Payments	payment	payment	Maturity	paid	appreciation
Centrally cleared	amount	Currency	amount	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Morgan Stanley & Company, Inc.	640,000	USD	$640,000	Fixed 1.960%	USD Non-revised CPI	At maturity	At maturity	Jun 2046	—	$36,755	$36,755
Morgan Stanley & Company, Inc.	1,920,000	USD	1,920,000	Fixed 1.973%	USD Non-revised CPI	At maturity	At maturity	Sep 2046	—	96,842	96,842
UBS AG	3,091,000	EUR	3,473,658	Fixed 1.070%	EUR French Ex Tobacco CPI	At maturity	At maturity	May 2019	—	(6,020)	(6,020)
UBS AG	3,091,000	EUR	3,465,324	Fixed 1.075%	EUR French Ex Tobacco CPI	At maturity	At maturity	May 2019	—	(6,394)	(6,394)
UBS AG	3,091,000	EUR	3,473,658	EUR French Ex Tobacco CPI	Fixed 1.200%	At maturity	At maturity	May 2021	—	4,683	4,683
UBS AG	3,091,000	EUR	3,465,324	EUR French Ex Tobacco CPI	Fixed 1.190%	At maturity	At maturity	May 2021	—	3,147	3,147
UBS AG	2,390,000	EUR	2,580,241	EUR Ex Tobacco Non-revised CPI	Fixed 1.370%	At maturity	At maturity	Mar 2027	—	(5,262)	(5,262)
UBS AG	648,000	USD	648,000	Fixed 2.365%	USD Non-revised CPI	At maturity	At maturity	Dec 2046	—	(44,792)	(44,792)
			$116,258,624						—	$198,177	$198,177

Derivatives currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives abbreviations
BBSW	Bank Bill Swap Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $68,382,850. Net unrealized appreciation aggregated to $895,476, of which $1,281,144 related to gross unrealized appreciation and $385,668 related to gross unrealized depreciation.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL CONSERVATIVE ABSOLUTE RETURN FUND 9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2017, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2017, the fund used futures contracts to manage against anticipated interest rate changes, to maintain diversity of the fund, to manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, to gain exposure to foreign currency and to maintain diversity of the fund.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended August 31, 2017, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, maintain diversity of the fund and as a substitute for securities purchased.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended August 31, 2017, the fund used CDS as a Buyer of protection to manage credit exposure.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

During the period ended August 31, 2017, the fund used CDS as a Seller of protection to take a long position in the exposure of the benchmark credit.

Inflation Swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

During the year ended August 31, 2017, the fund used inflation swaps to manage duration of the fund, maintain diversity of the fund and manage against anticipated changes in inflation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q1	08/17
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		10/17

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Foreign government obligations 0.7%					$1,961,969
(Cost $2,004,093)
Argentina 0.1%					345,750
Provincia de Buenos Aires (A)	9.125	03-16-24		300,000	345,750
Mexico 0.2%					580,051
Government of Mexico	10.000	12-05-24	MXN	8,740,000	580,051
Sri Lanka 0.4%					1,036,168
Republic of Sri Lanka	6.000	01-14-19		1,000,000	1,036,168
Corporate bonds 72.2%					$201,603,609
(Cost $198,570,434)
Argentina 0.8%					2,272,000
YPF SA (A)	8.500	03-23-21		2,000,000	2,272,000
Australia 1.9%					5,251,949
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%) (B)	6.750	06-15-26		2,200,000	2,459,449
FMG Resources August 2006 Pty, Ltd. (A)	4.750	05-15-22		1,750,000	1,806,875
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24		950,000	985,625
Barbados 0.1%					213,960
Columbus Cable Barbados, Ltd. (A)	7.375	03-30-21		200,000	213,960
Brazil 3.2%					9,021,241
Banco BTG Pactual SA (A)	5.750	09-28-22		1,920,000	1,851,302
Banco do Brasil SA (A)	5.375	01-15-21		1,000,000	1,041,250
Braskem Finance, Ltd. (A)	5.750	04-15-21		1,000,000	1,066,250
Cia de Saneamento Basico do Estado de Sao Paulo (A)	6.250	12-16-20		1,000,000	1,010,000
Odebrecht Finance, Ltd. (A)	8.250	04-25-18	BRL	2,250,000	589,688
Odebrecht Offshore Drilling Finance, Ltd. (A)(C)	6.750	10-01-23		826,900	308,020
Petrobras Global Finance BV	4.875	03-17-20		1,430,000	1,463,963
Vale Overseas, Ltd.	5.875	06-10-21		1,525,000	1,690,768
Canada 1.8%					4,956,279
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		800,000	822,000
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		600,000	614,250
Gateway Casinos & Entertainment, Ltd. (A)	8.250	03-01-24		295,000	307,538
GW Honos Security Corp. (A)	8.750	05-15-25		660,000	704,702
Kronos Acquisition Holdings, Inc. (A)	9.000	08-15-23		805,000	797,151
Lundin Mining Corp. (A)	7.500	11-01-20		640,000	668,000
NOVA Chemicals Corp. (A)	5.250	08-01-23		610,000	630,588
Tervita Escrow Corp. (A)	7.625	12-01-21		410,000	412,050
Cayman Islands 0.8%					2,280,971
Yuzhou Properties Company, Ltd.	6.000	01-25-22		2,200,000	2,280,971
China 7.1%					19,908,105
Agile Group Holdings, Ltd.	8.375	02-18-19		2,700,000	2,815,185
BCP Singapore VI Cayman Financing Company, Ltd. (A)	8.000	04-15-21		1,000,000	990,000
Chinalco Capital Holdings, Ltd.	4.000	08-25-21		1,200,000	1,211,092
Future Land Development Holdings, Ltd.	6.250	11-12-17		2,000,000	2,006,152
Health and Happiness H&H International Holdings, Ltd.	7.250	06-21-21		1,000,000	1,053,753
Health and Happiness H&H International Holdings, Ltd. (A)	7.250	06-21-21		1,100,000	1,159,128
KWG Property Holding, Ltd.	8.975	01-14-19		1,000,000	1,041,457
Logan Property Holdings Company, Ltd.	9.750	12-08-17		2,300,000	2,333,350
Parkson Retail Group, Ltd.	4.500	05-03-18		3,000,000	2,990,454

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 2

	Rate (%)	Maturity date	Par value^		Value
China (continued)
Times Property Holdings, Ltd.	11.450	03-05-20		1,400,000	$1,525,114
West China Cement, Ltd.	6.500	09-11-19		2,700,000	2,782,420
Colombia 0.7%					2,059,760
Transportadora de Gas Internacional SA ESP (A)	5.700	03-20-22		2,000,000	2,059,760
France 0.5%					1,501,594
SFR Group SA (A)	6.250	05-15-24		1,425,000	1,501,594
Guatemala 0.6%					1,596,870
Comcel Trust via Comunicaciones Celulares SA (A)	6.875	02-06-24		1,500,000	1,596,870
Hong Kong 3.0%					8,467,087
FPT Finance, Ltd.	6.375	09-28-20		2,500,000	2,721,875
HeSteel Hong Kong Company, Ltd.	4.250	04-07-20		2,800,000	2,804,164
RKI Overseas Finance 2016 A, Ltd.	5.000	08-09-19		500,000	505,048
Zoomlion HK SPV Company, Ltd.	6.125	12-20-22		2,400,000	2,436,000
India 1.8%					5,012,024
IDBI Bank, Ltd.	4.125	04-23-20		1,100,000	1,105,624
JSW Steel, Ltd.	4.750	11-12-19		3,000,000	3,056,400
Vedanta Resources PLC	7.125	05-31-23		800,000	850,000
Indonesia 4.6%					12,821,886
ABM Investama Tbk PT (A)	7.125	08-01-22		2,400,000	2,442,737
Bukit Makmur Mandiri Utama PT	7.750	02-13-22		450,000	472,634
Bukit Makmur Mandiri Utama PT (A)	7.750	02-13-22		1,700,000	1,785,505
MPM Global Pte, Ltd.	6.750	09-19-19		2,500,000	2,584,998
Pertamina Persero PT	6.450	05-30-44		1,700,000	2,000,094
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24		1,400,000	1,518,539
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		2,000,000	2,017,379
Ireland 0.5%					1,267,632
Aquarius & Investments PLC for Swiss Reinsurance Company, Ltd.
(6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24		1,200,000	1,267,632
Jamaica 0.3%					713,356
Digicel, Ltd. (A)	6.000	04-15-21		345,000	334,650
Digicel, Ltd. (A)	6.750	03-01-23		395,000	378,706
Luxembourg 2.0%					5,534,485
Altice Financing SA (A)	6.500	01-15-22		500,000	520,000
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		775,000	821,500
Intelsat Jackson Holdings SA	5.500	08-01-23		905,000	755,675
Intelsat Jackson Holdings SA	7.500	04-01-21		490,000	459,522
Mallinckrodt International Finance SA (A)	5.500	04-15-25		1,350,000	1,262,250
Wind Acquisition Finance SA (A)	7.375	04-23-21		1,650,000	1,715,538
Mauritius 0.9%					2,534,765
HT Global IT Solutions Holdings, Ltd	7.000	07-14-21		2,400,000	2,534,765
Mexico 2.4%					6,585,434
America Movil SAB de CV	6.000	06-09-19	MXN	28,210,000	1,528,847
America Movil SAB de CV	7.125	12-09-24	MXN	13,000,000	701,317
Nemak SAB de CV (A)	5.500	02-28-23		950,000	973,750
Petroleos Mexicanos	5.500	01-21-21		820,000	879,040
Petroleos Mexicanos	6.000	03-05-20		530,000	571,605
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		1,900,000	1,930,875

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 3

	Rate (%)	Maturity date	Par value^	Value
Netherlands 1.8%				$5,041,048
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate +
4.445%) (B)	6.000	04-16-20	1,060,000	1,087,348
Jababeka International BV	6.500	10-05-23	2,300,000	2,366,942
Nostrum Oil & Gas Finance BV (A)	8.000	07-25-22	990,000	1,009,471
NXP BV (A)	4.625	06-01-23	540,000	577,287
Peru 0.4%				1,027,600
Inkia Energy, Ltd. (A)	8.375	04-04-21	1,000,000	1,027,600
Russia 0.7%				2,056,745
ALROSA Finance SA (A)	7.750	11-03-20	850,000	959,245
Severstal OAO (A)	5.900	10-17-22	1,000,000	1,097,500
Singapore 2.8%				7,959,352
ABJA Investment Company Pte, Ltd.	5.950	07-31-24	1,800,000	1,910,286
Alam Synergy Pte, Ltd.	6.625	04-24-22	1,000,000	984,004
Pratama Agung Pte, Ltd.	6.250	02-24-20	2,500,000	2,597,840
TBG Global Pte, Ltd.	5.250	02-10-22	2,400,000	2,467,222
South Africa 0.3%				710,944
AngloGold Ashanti Holdings PLC	5.375	04-15-20	675,000	710,944
South Korea 0.7%				2,044,676
Woori Bank (5.250% to 5-16-22, then 5 Year CMT + 3.347%) (A)(B)	5.250	05-16-22	2,000,000	2,044,676
Turkey 0.4%				1,041,712
Finansbank AS (A)	4.875	05-19-22	1,040,000	1,041,712
United Arab Emirates 0.1%				413,333
Dubai Electricity & Water Authority (A)	7.375	10-21-20	360,000	413,333
United Kingdom 0.4%				988,406
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	535,000	537,406
Mclaren Finance PLC (A)	5.750	08-01-22	440,000	451,000
United States 30.9%				86,330,193
Activision Blizzard, Inc. (A)	6.125	09-15-23	1,000,000	1,074,590
Advanced Micro Devices, Inc.	7.000	07-01-24	1,195,000	1,271,181
Ahern Rentals, Inc. (A)	7.375	05-15-23	1,310,000	1,179,000
Aircastle, Ltd.	5.125	03-15-21	480,000	508,800
Alliance Data Systems Corp. (A)	5.375	08-01-22	700,000	715,750
AMC Entertainment Holdings, Inc.	5.875	11-15-26	1,150,000	1,079,563
Andeavor Logistics LP	6.125	10-15-21	1,125,000	1,162,969
Andeavor Logistics LP	6.250	10-15-22	1,435,000	1,521,100
Antero Resources Corp.	5.125	12-01-22	990,000	992,475
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	795,000	757,238
Avaya, Inc. (A)(C)	10.500	03-01-21	680,000	22,100
BBVA Bancomer SA (A)	6.500	03-10-21	500,000	551,875
Cablevision Systems Corp.	7.750	04-15-18	1,500,000	1,545,000
Cablevision Systems Corp.	8.625	09-15-17	211,000	211,317
CCO Holdings LLC	5.125	02-15-23	900,000	930,375
Cemex Finance LLC (A)	9.375	10-12-22	1,250,000	1,316,250
Cengage Learning, Inc. (A)	9.500	06-15-24	500,000	428,750
Chester Downs & Marina LLC (A)	9.250	02-01-20	1,765,000	1,809,125
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (B)	6.125	11-15-20	1,000,000	1,070,600
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	650,000	667,875
CNO Financial Group, Inc.	4.500	05-30-20	1,420,000	1,462,600
Coeur Mining, Inc. (A)	5.875	06-01-24	845,000	845,000

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 4

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Community Health Systems, Inc.	5.125	08-01-21	720,000	$720,900
Community Health Systems, Inc.	6.250	03-31-23	535,000	539,013
Community Health Systems, Inc.	6.875	02-01-22	605,000	502,150
Community Health Systems, Inc.	8.000	11-15-19	865,000	857,431
Covenant Surgical Partners, Inc. (A)	8.750	08-01-19	1,200,000	1,239,600
CSI Compressco LP	7.250	08-15-22	1,355,000	1,219,500
Denbury Resources, Inc.	4.625	07-15-23	1,170,000	514,800
Eldorado Resorts, Inc.	7.000	08-01-23	1,415,000	1,521,125
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24	400,000	441,000
Energy Transfer LP	2.500	06-15-18	1,050,000	1,055,022
Enova International, Inc.	9.750	06-01-21	1,125,000	1,192,500
Exela Intermediate LLC (A)	10.000	07-15-23	1,935,000	1,896,300
Frontier Communications Corp.	7.125	01-15-23	1,205,000	945,925
Gulfport Energy Corp. (A)	6.375	05-15-25	790,000	777,163
HCA Healthcare, Inc.	6.250	02-15-21	1,000,000	1,080,000
HCA, Inc.	7.500	02-15-22	450,000	518,625
Hilton Grand Vacations Borrower LLC (A)	6.125	12-01-24	700,000	768,250
International Game Technology PLC (A)	5.625	02-15-20	1,250,000	1,321,875
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	725,000	781,188
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	785,000	798,738
Laredo Petroleum, Inc.	6.250	03-15-23	705,000	720,863
MDC Partners, Inc. (A)	6.500	05-01-24	950,000	946,438
MEDNAX, Inc. (A)	5.250	12-01-23	500,000	517,500
MGIC Investment Corp.	5.750	08-15-23	610,000	667,188
MHGE Parent LLC (8.500% Cash or 9.250% PIK) (A)	8.500	08-01-19	500,000	500,000
Micron Technology, Inc.	7.500	09-15-23	2,270,000	2,516,863
Mohegan Gaming & Entertainment (A)	7.875	10-15-24	745,000	782,250
Murphy Oil Corp.	4.000	06-01-22	1,424,000	1,395,520
Nationstar Mortgage LLC	6.500	08-01-18	645,000	645,806
Nationstar Mortgage LLC	7.875	10-01-20	600,000	613,875
NCR Corp.	5.875	12-15-21	1,000,000	1,038,750
Neiman Marcus Group, Ltd. LLC (A)	8.000	10-15-21	695,000	356,188
Neovia Logistics Services LLC (A)	8.875	08-01-20	590,000	495,600
Newfield Exploration Company	5.750	01-30-22	750,000	791,250
NRG Energy, Inc.	6.250	07-15-22	1,155,000	1,209,863
NRG Yield Operating LLC	5.375	08-15-24	1,010,000	1,055,450
Oasis Petroleum, Inc.	6.875	03-15-22	515,000	502,125
Platform Specialty Products Corp. (A)	6.500	02-01-22	445,000	461,688
Platform Specialty Products Corp. (A)	10.375	05-01-21	500,000	548,125
PVH Corp.	4.500	12-15-22	1,010,000	1,036,260
Radian Group, Inc.	7.000	03-15-21	585,000	659,588
Resolute Energy Corp.	8.500	05-01-20	730,000	730,000
Revlon Consumer Products Corp.	5.750	02-15-21	950,000	849,889
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	650,000	696,313
Rialto Holdings LLC (A)	7.000	12-01-18	1,103,000	1,115,133
Rice Energy, Inc.	6.250	05-01-22	1,000,000	1,040,000
Rite Aid Corp.	9.250	03-15-20	680,000	703,800
Sanchez Energy Corp.	6.125	01-15-23	645,000	491,813
SBA Communications Corp.	4.875	07-15-22	1,265,000	1,309,275
Scientific Games International, Inc. (A)	7.000	01-01-22	650,000	693,875
Select Medical Corp.	6.375	06-01-21	1,000,000	1,030,960
Simmons Foods, Inc. (A)	7.875	10-01-21	500,000	530,625
SM Energy Company	6.500	11-15-21	1,900,000	1,835,875
Springleaf Finance Corp.	6.125	05-15-22	405,000	424,238

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 5

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Springleaf Finance Corp.	6.900	12-15-17	2,800,000	$2,829,400
Sprint Communications, Inc.	6.000	11-15-22	500,000	531,875
Standard Industries, Inc. (A)	5.375	11-15-24	455,000	475,475
StandardAero Aviation Holdings, Inc. (A)	10.000	07-15-23	300,000	333,000
Stearns Holdings LLC (A)	9.375	08-15-20	1,010,000	1,055,450
Tapstone Energy LLC (A)	9.750	06-01-22	645,000	516,000
Targa Resources Partners LP	5.000	01-15-18	1,000,000	1,001,250
Teekay Offshore Partners LP	6.000	07-30-19	855,000	835,763
The Chemours Company	6.625	05-15-23	645,000	684,506
The Kenan Advantage Group, Inc. (A)	7.875	07-31-23	1,000,000	1,032,500
T-Mobile USA, Inc.	6.625	04-01-23	365,000	384,619
Tronox Finance LLC	6.375	08-15-20	700,000	711,375
Tronox Finance LLC (A)	7.500	03-15-22	305,000	319,488
Ultra Resources, Inc. (A)	7.125	04-15-25	270,000	263,250
Uniti Group LP	8.250	10-15-23	715,000	698,627
Valeant Pharmaceuticals International, Inc. (A)	6.375	10-15-20	1,680,000	1,663,704
Whiting Petroleum Corp.	5.750	03-15-21	810,000	761,400
Whiting Petroleum Corp.	6.250	04-01-23	720,000	667,800
Williams Partners LP	4.875	03-15-24	1,225,000	1,277,087
Windstream Services LLC	7.500	06-01-22	2,000,000	1,560,000
Virgin Islands, British 0.7%				1,990,202
Rock International Investment, Inc.	6.625	03-27-20	2,100,000	1,990,202
Capital preferred securities 0.3%				$759,000
(Cost $782,109)
United States 0.3%				759,000
ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year
CMT + 1.800%) (A)(D)	4.590	12-21-65	800,000	759,000
Term loans (E) 11.4%				$31,784,057
(Cost $32,565,085)
Luxembourg 0.6%				1,544,407
Mallinckrodt International Finance SA (3 month LIBOR + 2.750%)	4.046	09-24-24	710,212	710,879
Misys Europe SA (3 month LIBOR + 3.500%)	4.817	06-13-24	830,000	833,528
Netherlands 0.2%				487,539
Tronox Pigments Holland BV (3 month LIBOR + 3.500%)	4.796	03-19-20	487,310	487,539
United Kingdom 0.2%				641,350
Neustar, Inc. (3 month LIBOR + 8.000%)	9.312	02-24-25	635,000	641,350
United States 10.4%				29,110,761
Albertson’s LLC	4.293	12-21-22	946,534	917,939
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.480	10-19-23	1,131,570	1,136,526
Avaya, Inc. (C)	6.314	05-29-20	2,805,000	2,361,473
Avaya, Inc. (1 month LIBOR + 7.500%)	8.733	01-24-18	140,000	142,100
Brand Energy & Infrastructure Services, Inc. (2 and 3 month LIBOR +
4.250%)	5.522	06-21-24	1,405,000	1,408,316
BWAY Corp. (1 month LIBOR + 3.250%)	4.481	04-03-24	1,140,000	1,140,353
CareCore National LLC (1 month LIBOR + 4.000%)	5.239	03-05-21	517,616	524,086
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	5.481	06-07-23	525,000	487,158
Checkout Holding Corp. (1 month LIBOR + 3.500%)	4.739	04-09-21	372,450	316,933
Consolidated Container Company LLC (1 month LIBOR + 3.500%)	4.739	05-22-24	1,250,000	1,256,250
Dell International LLC (1 month LIBOR + 2.500%)	3.740	09-07-23	690,266	692,827
Doncasters US Finance LLC (3 month LIBOR + 3.500%)	4.796	04-09-20	815,961	780,606
Eastman Kodak Company (2 month LIBOR + 6.250%)	7.507	09-03-19	434,124	428,155

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 6

	Rate (%)	Maturity date	Par value^		Value
United States (continued)
ExGen Texas Power LLC (3 month LIBOR + 4.750%)	6.046	09-16-21		685,905	$461,271
Freedom Mortgage Corp. (6 month LIBOR + 5.500%)	6.956	02-23-22		889,406	901,084
Frontier Communications Corp. (1 month LIBOR + 3.750%)	4.990	06-15-24		1,500,000	1,432,500
Gates Global LLC (3 month EURIBOR + 3.500%)	3.500	04-01-24	EUR	807,431	964,513
Jazz Acquisition, Inc. (3 month LIBOR + 3.500%)	4.796	06-19-21		606,818	589,117
Key Safety Systems, Inc. (3 month LIBOR + 4.500%)	5.820	08-29-21		1,208,200	1,213,335
LSC Communications, Inc. (1 month LIBOR + 6.000%)	7.239	09-30-22		967,385	971,013
Mohegan Gaming & Entertainment (1 month LIBOR + 4.000%)	5.239	10-13-23		1,483,763	1,496,745
Moran Foods LLC (1 month LIBOR + 6.000%)	7.239	12-05-23		1,397,975	1,314,097
National Mentor Holdings, Inc. (3 month LIBOR + 3.000%)	4.296	01-31-21		833,188	837,879
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	4.481	10-25-20		1,232,127	905,330
New Arclin US Holding Corp. (6 month LIBOR + 4.250%)	5.670	02-14-24		965,000	972,238
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.240	03-11-22		1,321,590	1,160,528
Project Alpha Intermediate Holding, Inc.	4.810	04-26-24		1,190,000	1,160,250
Select Medical Corp. (2 and 3 month LIBOR + Prime rate + 2.500% and
3.500%)	4.810	03-01-21		1,197,000	1,206,971
TerraForm AP Acquisition Holdings LLC (3 month LIBOR + 4.500%)	5.796	06-26-22		627,704	638,688
Twin River Management Group, Inc. (3 month LIBOR + 3.500%)	4.796	07-10-20		1,285,244	1,292,480
Collateralized mortgage obligations 4.3%					$11,931,977
(Cost $11,570,093)
United States 4.3%					11,931,977
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (A)(D)	3.716	04-14-33		2,000,000	1,960,835
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (1 month LIBOR + 3.689%) (A)(D)	4.916	05-15-29		250,000	253,839
Series 2015-JWRZ, Class GL2 (1 month LIBOR + 3.688%) (A)(D)	4.915	05-15-29		1,250,000	1,264,889
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (A)(D)	3.912	04-10-28		500,000	494,615
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-TWC, Class E (1 month LIBOR + 3.250%) (A)(D)	4.479	02-13-32		1,500,000	1,509,225
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX (A)(D)	3.495	12-15-34		1,000,000	1,006,630
Great Wolf Trust
Series 2015-WOLF, Class E (1 month LIBOR + 4.450%) (A)(D)	5.677	05-15-34		2,000,000	2,002,110
GS Mortgage Securities Trust
Series 2016-RENT, Class E (A)(D)	4.202	02-10-29		1,360,000	1,384,898
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (A)(D)	4.881	08-05-34		135,000	134,254
MSCG Trust
Series 2016-SNR, Class D (A)	6.550	11-15-34		1,110,000	1,116,250
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (A)(D)	3.798	11-15-29		803,427	804,432
Asset backed securities 0.9%					$2,591,654
(Cost $2,526,863)
United States 0.9%					2,591,654
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47		144,638	149,095
Driven Brands Funding LLC
Series 2015-1A, Class A2 (A)	5.216	07-20-45		869,513	886,616
VB-S1 Issuer LLC
Series 2016-1A, Class F (A)	6.901	06-15-46		1,000,000	1,038,620
Westgate Resorts LLC
Series 2015-2A, Class B (A)	4.000	07-20-28		513,401	517,323

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 7

			Shares	Value
Common stocks 0.4%				$1,091,380
(Cost $4,851,899)
Colombia 0.2%				474,421
Frontera Energy Corp. (F)			17,041	474,421
United States 0.2%				616,959
Energy XXI Gulf Coast, Inc. (F)			11,686	122,119
Halcon Resources Corp. (F)			20,409	126,332
SandRidge Energy, Inc. (F)			21,400	368,508
Preferred securities 2.8%				$8,029,340
(Cost $7,860,330)
Israel 0.0%				169,468
Teva Pharmaceutical Industries, Ltd., 7.000%			530	169,468
United States 2.8%				7,859,872
Allergan PLC, 5.500%			731	598,864
Crown Castle International Corp., Series A, 6.875%			1,735	1,924,983
DTE Energy Company, 6.500%			11,530	650,984
GMAC Capital Trust I (3 month LIBOR + 5.785%), 1.000% (D)			91,170	2,381,360
Kinder Morgan, Inc., 9.750%			12,500	527,125
NextEra Energy, Inc., 6.123%			11,190	622,164
Stanley Black & Decker, Inc., 5.375%			10,430	1,154,392
			Shares/Notional amount	Value
Purchased options 0.0%				$16,559
(Cost $58,060)
Puts 0.0%				16,559
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike Price: EUR 0.95; Counterparty:
RBC Dominion Securities, Inc.) (F)			2,500,000	565
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-26-18; Strike Price: $1.20; Counterparty: RBC
Dominion Securities, Inc.) (F)			2,000,000	15,994
			Shares	Value
Warrants 0.0%				$2,772
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (F)(G)			5,544	2,772
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.3%				$14,745,000
(Cost $14,745,000)
U.S. Government Agency 4.0%				11,150,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	2,538,000	2,538,000
Federal Home Loan Bank Discount Note	0.869	09-01-17	8,612,000	8,612,000
			Par value^	Value
Repurchase agreement 1.3%				3,595,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340%
to be repurchased at $3,595,034 on 9-1-17, collateralized by
$3,040,000 U.S. Treasury Bonds, 3.750% due 11-15-43 (valued at
$3,671,703, including interest)			3,595,000	3,595,000
Total investments (Cost $275,533,966) 98.3%				$274,517,317
Other assets and liabilities, net 1.7%				4,613,141
Total net assets 100.0%				$279,130,458
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 8

Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $91,583,996 or 32.8% of the fund’s net assets as of 8-31-17.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	Strike price and/or expiration date not available.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 8-31-17:

Financials	13.8%
Energy	13.8%
Materials	12.9%
Consumer discretionary	10.8%
Information technology	7.1%
Real estate	6.4%
Telecommunication services	5.9%
Industrials	5.6%
Health care	5.0%
Collateralized mortgage obligations	4.3%
Utilities	3.2%
Consumer staples	2.6%
Asset backed securities	0.9%
Foreign government obligations	0.7%
Short-term investments and other	7.0%
TOTAL	100.0%

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 9

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	30	Short	Dec 2017	$(3,798,218)	$(3,809,531)	$(11,313)
						$(11,313)

*	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
	Contract to buy		Contract to sell	Counterparty (OTC)	date	appreciation	depreciation
CAD	616,982	USD	485,000	Canadian Imperial Bank of Commerce	9/20/2017	$9,173	—
USD	376,607	CAD	473,117	Royal Bank of Canada	9/20/2017	—	$(2,337)
USD	6,267	CAD	7,882	State Street Bank and Trust Company	9/20/2017	—	(46)
USD	108,393	CAD	135,983	Toronto Dominion Bank	9/20/2017	—	(523)
						$9,173	$(2,906)

Derivatives currency abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $276,975,016. Net unrealized depreciation aggregated to $2,462,746, of which $9,219,632 related to gross unrealized appreciation and $11,682,378 related to gross unrealized depreciation.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FINANCIAL INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND 10

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2017, by major security category or type:

	Total value at 8-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Foreign government obligations	$1,961,969	—	$1,961,969	—
Corporate bonds	201,603,609	—	201,603,609	—
Capital preferred securities	759,000	—	759,000	—
Term loans	31,784,057	—	31,784,057	—
Collateralized mortgage obligations	11,931,977	—	11,931,977	—
Asset backed securities	2,591,654	—	2,591,654	—
Common stocks	1,091,380	1,091,380	—	—
Preferred securities	8,029,340	$8,029,340	—	—
Purchased options	16,559	—	16,559	—
Warrants	2,772	2,772	—	—
Short-term investments	14,745,000	—	14,745,000	—
Total investments in securities	$274,517,317	$9,123,492	$265,393,825	—
Other financial instruments:
Futures	$(11,313)	$(11,313)	—	—
Forward foreign currency contracts	6,267	—	$6,267	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At August 31, 2017, the fund had $1,285,000 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2017, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2017, the fund used purchased options manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q1	08/17
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		10/17

John Hancock

Government Income Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 77.4%				$221,524,126
(Cost $219,666,905)
U.S. Government 34.6%				98,991,397
U.S. Treasury
Bond	2.875	11-15-46	10,095,000	10,389,963
Bond	3.000	02-15-47	3,645,000	3,846,329
Bond	3.000	05-15-47	14,405,000	15,207,966
Note	1.250	10-31-21	4,205,000	4,140,939
Note	1.750	05-31-22	5,000,000	5,012,305
Note	1.875	02-28-22	3,000,000	3,026,836
Note	1.875	03-31-22	2,650,000	2,672,463
Note	1.875	04-30-22	18,920,000	19,070,030
Note	1.875	07-31-22	5,750,000	5,792,900
Note	2.000	12-31-21	15,200,000	15,420,281
Note	2.250	02-15-27	5,100,000	5,157,375
Note	2.250	08-15-27	9,150,000	9,254,010
U.S. Government Agency 42.8%				122,532,729
Federal Agricultural Mortgage Corp.
Note	1.640	04-17-20	3,000,000	3,009,438
Federal Home Loan Bank
Bond	1.750	07-13-20	4,500,000	4,500,905
Bond	1.800	08-28-20	3,000,000	3,000,387
Bond	1.870	02-10-21	3,000,000	3,000,873
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	04-01-43	1,314,940	1,340,492
30 Yr Pass Thru	3.500	12-01-44	4,381,916	4,575,076
30 Yr Pass Thru	3.500	02-01-47	2,115,806	2,205,437
30 Yr Pass Thru	4.000	12-01-40	1,025,376	1,090,186
30 Yr Pass Thru	4.000	01-01-41	1,130,046	1,201,472
30 Yr Pass Thru	4.000	01-01-41	1,244,860	1,323,543
30 Yr Pass Thru	4.000	11-01-43	1,620,948	1,739,105
30 Yr Pass Thru	4.000	06-01-47	2,192,457	2,344,737
Note	1.500	07-26-19	2,450,000	2,447,981
Note	1.765	06-26-20	3,500,000	3,500,242
Federal National Mortgage Association
15 Yr Pass Thru	3.000	03-01-28	2,184,968	2,261,627
15 Yr Pass Thru	3.500	03-01-26	2,378,085	2,488,602
15 Yr Pass Thru	3.500	07-01-26	1,334,483	1,396,500
30 Yr Pass Thru	3.000	12-01-42	5,590,370	5,702,498
30 Yr Pass Thru	3.500	07-01-43	2,598,531	2,713,179
30 Yr Pass Thru	3.500	03-01-44	1,221,311	1,274,432
30 Yr Pass Thru	3.500	01-01-45	5,927,513	6,189,037
30 Yr Pass Thru	3.500	04-01-45	5,809,769	6,048,850
30 Yr Pass Thru	4.000	09-01-40	3,057,747	3,253,166
30 Yr Pass Thru	4.000	12-01-40	2,068,236	2,198,477
30 Yr Pass Thru	4.000	12-01-40	2,587,127	2,773,489
30 Yr Pass Thru	4.000	09-01-41	2,164,570	2,302,568
30 Yr Pass Thru	4.000	10-01-41	2,199,819	2,348,657
30 Yr Pass Thru	4.000	01-01-42	1,011,557	1,079,998
30 Yr Pass Thru	4.000	07-01-42	2,555,157	2,728,836
30 Yr Pass Thru	4.000	11-01-42	5,150,280	5,471,384
30 Yr Pass Thru	4.000	11-01-43	4,296,668	4,596,776
30 Yr Pass Thru	4.000	12-01-43	2,486,661	2,647,913

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND 2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	08-01-40	2,137,959	$2,314,476
30 Yr Pass Thru	4.500	06-01-41	3,759,667	4,075,952
30 Yr Pass Thru	4.500	07-01-41	3,182,377	3,450,097
30 Yr Pass Thru	4.500	11-01-41	703,953	761,964
30 Yr Pass Thru	4.500	02-01-42	3,324,967	3,593,253
30 Yr Pass Thru	5.000	04-01-35	270,240	297,390
30 Yr Pass Thru	5.000	09-01-40	1,037,041	1,141,832
30 Yr Pass Thru	5.000	04-01-41	1,330,223	1,472,330
Note	1.250	08-23-19	3,000,000	2,982,729
Note	1.500	10-28-20	3,000,000	2,984,529
Note	1.850	04-13-20	2,700,000	2,701,318
Note	1.900	10-27-20	4,000,000	4,000,996
Foreign government obligations 2.8%				$7,976,638
(Cost $7,931,685)
Jordan 0.7%				2,072,340
Kingdom of Jordan	2.578	06-30-22	2,000,000	2,072,340
Tunisia 1.0%				2,945,404
Republic of Tunisia	1.416	08-05-21	3,000,000	2,945,404
Ukraine 1.1%				2,958,894
Government of Ukraine	1.471	09-29-21	3,000,000	2,958,894
Corporate bonds 0.4%				$1,291,389
(Cost $1,242,604)
Real estate 0.3%				816,166
Crown Castle Towers LLC (A)	6.113	01-15-40	760,000	816,166
Telecommunication services 0.1%				475,223
SBA Tower Trust (A)	3.598	04-09-43	475,000	475,223
Collateralized mortgage obligations 15.2%				$43,439,544
(Cost $42,370,186)
Commercial and residential 1.7%				4,813,341
Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (1 month LIBOR + 0.580%) (B)	1.814	08-25-35	88,953	89,199
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (A)(B)	3.827	09-15-26	380,000	380,172
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (1 month LIBOR + 0.560%) (B)	1.794	07-25-35	257,253	253,517
Series 2005-7, Class 11A1 (1 month LIBOR + 0.540%) (B)	1.774	08-25-35	468,359	459,129
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-LC13, Class B (A)(B)	5.009	08-10-46	595,000	653,274
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.839	08-15-45	4,093,306	274,023
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.155	05-19-35	7,919,573	419,224
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.570	10-25-36	8,850,308	624,020
Series 2005-AR18, Class 2X IO	1.347	10-25-36	8,267,263	317,645
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (A)	1.582	07-05-32	5,068,531	307,160
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (A)(B)	2.800	03-18-28	1,040,000	1,035,978
U.S. Government Agency 13.5%				38,626,203
Federal Home Loan Mortgage Corp.
Series 4459, Class CA	5.000	12-15-34	364,144	386,652

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND 3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4482, Class MA	2.000	04-15-31	1,351,125	$1,356,314
Series K017, Class X1 IO	1.504	12-25-21	3,516,780	167,444
Series K018, Class X1 IO	1.524	01-25-22	3,629,106	175,644
Series K022, Class X1 IO	1.383	07-25-22	9,410,864	468,584
Series K026, Class X1 IO	1.144	11-25-22	4,477,075	195,235
Series K030, Class X1 IO	0.321	04-25-23	50,019,646	514,832
Series K038, Class X1 IO	1.335	03-25-24	7,123,287	449,338
Series K048, Class X1 IO	0.379	06-25-25	5,194,400	91,941
Series K049, Class A2	3.010	07-25-25	3,000,000	3,120,992
Series K050, Class X1 IO	0.462	08-25-25	73,731,461	1,727,071
Series K053, Class X1 IO	1.030	12-25-25	28,160,546	1,734,878
Series K054, Class X1 IO	1.318	01-25-26	21,976,368	1,798,902
Series K706, Class X1 IO	1.686	10-25-18	8,931,350	124,424
Series K707, Class X1 IO	1.656	12-25-18	3,131,405	45,746
Series K709, Class X1 IO	1.641	03-25-19	4,401,878	81,307
Series K710, Class X1 IO	1.867	05-25-19	3,525,455	80,895
Series K711, Class X1 IO	1.808	07-25-19	10,582,422	245,987
Series K715, Class X1 IO	1.276	01-25-21	37,834,391	1,204,636
Series K718, Class X1 IO	0.766	01-25-22	22,306,667	526,156
Series K720, Class X1 IO	0.657	08-25-22	66,933,361	1,462,976
Series K722, Class X1 IO	1.442	03-25-23	25,637,735	1,520,315
Series K725, Class A1	2.666	05-25-23	1,488,604	1,527,220
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	383,940	406,381
Series 2011-32, Class CK	3.500	09-25-28	426,103	430,659
Series 2012-120, Class AF (1 month LIBOR + 0.250%) (B)	1.484	02-25-32	1,398,432	1,391,362
Series 2013-130, Class AG	4.000	10-25-43	4,380,749	4,615,438
Series 2014-28, Class BD	3.500	08-25-43	3,205,807	3,366,373
Series 2014-44, Class DA	3.000	07-25-36	1,508,612	1,541,936
Series 2015-M13, Class A2 (B)	2.802	06-25-25	1,500,000	1,522,717
Series 2016-40, Class MF (1 month LIBOR + 0.500%) (B)	1.734	07-25-46	1,070,233	1,072,912
Government National Mortgage Association
Series 2012-114, Class IO	0.817	01-16-53	2,103,980	112,279
Series 2015-7, Class IO	0.878	01-16-57	21,916,827	1,357,570
Series 2016-87, Class IO	1.007	08-16-58	2,317,172	174,747
Series 2017-109, Class IO	0.612	04-16-57	2,766,614	175,501
Series 2017-124, Class IO (C)	0.705	01-15-59	3,405,000	249,523
Series 2017-20, Class IO	0.749	12-16-58	4,304,400	297,710
Series 2017-3, Class IO	0.907	09-16-58	4,044,240	312,428
Series 2017-41, Class IO	0.792	07-16-58	2,936,968	215,914
Series 2017-46, Class IO	0.619	11-16-57	3,192,940	213,985
Series 2017-54, Class IO	0.681	12-16-58	20,912,703	1,460,390
Series 2017-61, Class IO	0.766	05-16-59	1,958,428	166,488
Series 2017-74, Class IO	0.781	09-16-58	3,579,554	240,623
Series 2017-89, Class IO	0.764	07-16-59	3,617,814	293,778
Asset backed securities 3.0%				$8,528,880
(Cost $8,270,293)
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (1 month LIBOR + 0.470%) (B)	1.704	05-25-35	630,228	626,991
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(B)	1.474	07-25-36	461,668	450,479
CSMC Trust
Series 2006-CF2, Class M1 (1 month LIBOR + 0.470%) (A)(B)	1.704	05-25-36	175,950	175,673
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (1 month LIBOR + 0.675%) (B)	1.909	03-25-35	887,000	864,205

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND 4

	Rate (%)	Maturity date	Par value^	Value
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (B)	1.384	09-25-36	434,494	$423,821
SBA Small Business Investment Companies
Series 2017-10A, Class 1	2.845	03-10-27	3,000,000	3,060,137
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	2.732	02-25-35	311,044	306,133
TAL Advantage V LLC
Series 2014-1A, Class A (A)	3.510	02-22-39	253,500	254,726
Towd Point Mortgage Trust
Series 2017-1, Class A1 (A)(B)	2.750	10-25-56	198,597	200,984
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	161,526	163,349
Series 2017-3, Class A1 (A)(B)	2.750	06-25-57	1,978,129	2,002,382
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4%				$3,982,000
(Cost $3,982,000)
U.S. Government Agency 0.5%				1,493,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	340,000	340,000
Federal Home Loan Bank Discount Note	0.900	09-01-17	1,153,000	1,153,000
			Par value^	Value
Repurchase agreement 0.9%				2,489,000
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at $2,012,059 on
9-1-17, collateralized by $2,077,000 U.S. Treasury Notes, 1.250% due 10-31-21 (valued at
$2,052,342, including interest)			2,012,000	2,012,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at $477,005 on 9-1-17, collateralized by $485,000 U.S. Treasury Notes, 1.875% due 10-31-17 (valued at
$488,704, including interest)			477,000	477,000
Total investments (Cost $283,463,673) 100.2%				$286,742,577
Other assets and liabilities, net (0.2%)				(508,627)
Total net assets 100.0%				$286,233,950
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security is valued using significant unobservable inputs.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $284,113,556. Net unrealized depreciation aggregated to $2,629,021, of which $4,214,524 related to gross unrealized appreciation and $1,585,503 related to gross unrealized depreciation.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GOVERNMENT INCOME FUND 5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2017, by major security category or type:

	Total value at 8-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$221,524,126	—	$221,524,126	—
Foreign government obligations	7,976,638	—	7,976,638	—
Corporate bonds	1,291,389	—	1,291,389	—
Collateralized mortgage obligations	43,439,544	—	43,190,021	$249,523
Asset backed securities	8,528,880	—	8,528,880	—
Short-term investments	3,982,000	—	3,982,000	—
Total investments in securities	$286,742,577	—	$286,493,054	$249,523

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q1	08/17
This report is for the information of the shareholders of John Hancock Government Income Fund.		10/17

John Hancock

High Yield Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 87.5%				$863,838,029
(Cost $828,326,978)
Consumer discretionary 16.7%				164,946,102
Auto components 1.8%
Adient Global Holdings, Ltd. (A)	4.875	08-15-26	3,710,000	3,799,226
Lear Corp.	5.250	01-15-25	5,910,000	6,333,968
ZF North America Capital, Inc. (A)	4.750	04-29-25	7,320,000	7,676,850
Auto manufacturers 0.3%
Mclaren Finance PLC (A)	5.750	08-01-22	2,960,000	3,034,000
Hotels, restaurants and leisure 3.8%
Chester Downs & Marina LLC (A)	9.250	02-01-20	5,520,000	5,658,000
Eldorado Resorts, Inc.	7.000	08-01-23	6,330,000	6,804,750
Gateway Casinos & Entertainment, Ltd. (A)	8.250	03-01-24	3,365,000	3,508,013
Hilton Grand Vacations Borrower LLC (A)	6.125	12-01-24	3,380,000	3,709,550
International Game Technology PLC (A)	6.500	02-15-25	6,660,000	7,475,850
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	3,150,000	3,394,125
Mohegan Gaming & Entertainment (A)	7.875	10-15-24	3,185,000	3,344,250
Scientific Games International, Inc. (A)	7.000	01-01-22	2,920,000	3,117,100
Waterford Gaming LLC (A)(B)(C)	8.625	09-15-14	1,649,061	0
Household durables 0.3%
Tempur Sealy International, Inc.	5.500	06-15-26	2,815,000	2,905,502
Media 10.0%
Altice Financing SA (A)	7.500	05-15-26	7,500,000	8,214,000
AMC Entertainment Holdings, Inc.	5.875	11-15-26	5,460,000	5,125,575
AMC Entertainment Holdings, Inc.	6.125	05-15-27	3,200,000	2,996,000
Cablevision Systems Corp.	7.750	04-15-18	1,000,000	1,030,000
Cablevision Systems Corp.	8.000	04-15-20	4,500,000	4,978,125
CCO Holdings LLC	5.125	02-15-23	7,100,000	7,339,625
CCO Holdings LLC (A)	5.125	05-01-27	5,215,000	5,371,450
Cengage Learning, Inc. (A)	9.500	06-15-24	5,530,000	4,741,975
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	4,980,000	5,116,950
DISH DBS Corp.	7.750	07-01-26	2,350,000	2,758,313
EMI Music Publishing Group North America Holdings, Inc. (A)	7.625	06-15-24	2,050,000	2,260,125
iHeartCommunications, Inc.	10.625	03-15-23	1,500,000	1,098,750
Lions Gate Entertainment Corp. (A)	5.875	11-01-24	5,130,000	5,360,850
MDC Partners, Inc. (A)	6.500	05-01-24	8,055,000	8,024,794
MHGE Parent LLC (8.500% Cash or 9.250% PIK) (A)	8.500	08-01-19	4,400,000	4,400,000
Outfront Media Capital LLC	5.875	03-15-25	2,725,000	2,842,175
Sirius XM Radio, Inc. (A)	5.000	08-01-27	2,812,000	2,889,330
Sirius XM Radio, Inc. (A)	5.375	04-15-25	5,250,000	5,549,775
Sirius XM Radio, Inc. (A)	6.000	07-15-24	3,790,000	4,094,261
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	2,900,000	2,907,250
Virgin Media Finance PLC (A)	6.375	04-15-23	4,500,000	4,713,750
WMG Acquisition Corp. (A)	5.000	08-01-23	1,550,000	1,600,375
WMG Acquisition Corp. (A)	6.750	04-15-22	5,350,000	5,617,500
Multiline retail 0.2%
Neiman Marcus Group, Ltd. LLC (A)	8.000	10-15-21	3,360,000	1,722,000
Textiles, apparel and luxury goods 0.3%
PVH Corp.	4.500	12-15-22	3,345,000	3,431,970
Consumer staples 3.4%				33,037,916
Food and staples retailing 0.9%
Rite Aid Corp. (A)	6.125	04-01-23	6,000,000	5,895,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 2

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food and staples retailing (continued)
Simmons Foods, Inc. (A)	7.875	10-01-21	2,500,000	$2,653,125
Food products 0.9%
FAGE International SA (A)	5.625	08-15-26	1,960,000	1,999,200
Post Holdings, Inc. (A)	5.500	03-01-25	2,655,000	2,761,200
TreeHouse Foods, Inc. (A)	6.000	02-15-24	4,120,000	4,356,900
Household products 0.7%
Kronos Acquisition Holdings, Inc. (A)	9.000	08-15-23	3,410,000	3,376,753
Spectrum Brands, Inc.	6.625	11-15-22	3,500,000	3,635,625
Personal products 0.6%
Revlon Consumer Products Corp.	6.250	08-01-24	6,425,000	5,187,738
Tobacco 0.3%
Vector Group, Ltd. (A)	6.125	02-01-25	3,095,000	3,172,375
Energy 13.8%				136,040,706
Energy equipment and services 1.1%
CSI Compressco LP	7.250	08-15-22	6,005,000	5,404,500
Summit Midstream Holdings LLC	5.500	08-15-22	5,000,000	5,012,500
Oil, gas and consumable fuels 12.7%
Andeavor Logistics LP	5.250	01-15-25	3,885,000	4,118,100
Andeavor Logistics LP	6.250	10-15-22	1,650,000	1,749,000
Andeavor Logistics LP	6.375	05-01-24	4,400,000	4,785,000
Antero Resources Corp.	5.125	12-01-22	3,565,000	3,573,913
Blue Racer Midstream LLC (A)	6.125	11-15-22	2,480,000	2,548,200
Cheniere Corpus Christi Holdings LLC (A)	5.125	06-30-27	2,175,000	2,251,125
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	4,460,000	4,794,500
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24	3,745,000	4,259,938
Chesapeake Energy Corp. (A)	8.000	06-15-27	3,665,000	3,481,750
Denbury Resources, Inc.	4.625	07-15-23	3,625,000	1,595,000
Energy Transfer Equity LP	5.500	06-01-27	4,590,000	4,888,350
Gulfport Energy Corp. (A)	6.375	05-15-25	3,255,000	3,202,106
Laredo Petroleum, Inc.	6.250	03-15-23	2,890,000	2,955,025
Murphy Oil Corp.	6.875	08-15-24	3,330,000	3,517,313
Newfield Exploration Company	5.375	01-01-26	3,050,000	3,187,250
Newfield Exploration Company	5.750	01-30-22	4,660,000	4,916,300
Oasis Petroleum, Inc.	6.875	03-15-22	3,325,000	3,241,875
Parsley Energy LLC (A)	5.375	01-15-25	1,690,000	1,698,450
PBF Holding Company LLC (A)	7.250	06-15-25	3,605,000	3,568,950
Permian Resources LLC (A)	7.125	11-01-20	2,240,000	1,836,800
Resolute Energy Corp.	8.500	05-01-20	2,230,000	2,230,000
Rice Energy, Inc.	6.250	05-01-22	4,000,000	4,160,000
Rice Energy, Inc.	7.250	05-01-23	1,340,000	1,432,125
Sabine Pass Liquefaction LLC	5.875	06-30-26	2,880,000	3,217,133
Sanchez Energy Corp.	6.125	01-15-23	3,070,000	2,340,875
SM Energy Company	5.625	06-01-25	4,195,000	3,796,475
SM Energy Company	6.750	09-15-26	2,555,000	2,408,088
Tallgrass Energy Partners LP (A)	5.500	09-15-24	4,345,000	4,345,000
Tapstone Energy LLC (A)	9.750	06-01-22	2,740,000	2,192,000
Teekay Offshore Partners LP	6.000	07-30-19	4,561,000	4,458,378
The Williams Companies, Inc.	4.550	06-24-24	2,435,000	2,489,788
Ultra Resources, Inc. (A)	7.125	04-15-25	1,125,000	1,096,875
Whiting Petroleum Corp.	5.750	03-15-21	3,300,000	3,102,000
Whiting Petroleum Corp.	6.250	04-01-23	2,585,000	2,397,588

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	4.875	03-15-24	11,165,000	$11,639,736
WPX Energy, Inc.	5.250	09-15-24	8,315,000	8,148,700
Financials 10.6%				104,869,807
Banks 4.3%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (D)	5.800	11-15-19	5,000,000	5,206,250
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (D)	5.875	03-27-20	3,855,000	4,028,475
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (D)	6.125	11-15-20	3,000,000	3,211,800
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (D)	5.950	01-30-23	975,000	1,050,563
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate +
6.185%) (A)(D)	8.125	12-23-25	3,225,000	3,821,625
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	4,455,000	4,770,414
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (D)	5.300	05-01-20	3,000,000	3,101,400
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate +
4.760%) (D)	7.500	06-27-24	4,295,000	4,789,784
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate +
6.238%) (A)(D)	7.375	09-13-21	3,715,000	4,016,844
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR +
3.990%) (D)	5.875	06-15-25	7,505,000	8,330,550
Capital markets 0.9%
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (D)	5.550	07-15-20	5,990,000	6,237,028
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR +
3.922%) (D)	5.375	05-10-20	2,500,000	2,600,000
Consumer finance 1.2%
Credit Acceptance Corp.	6.125	02-15-21	3,271,000	3,332,168
Enova International, Inc. (A)	8.500	09-01-24	2,850,000	2,850,000
Enova International, Inc.	9.750	06-01-21	3,425,000	3,630,500
Springleaf Finance Corp.	6.125	05-15-22	1,660,000	1,738,850
Diversified financial services 0.9%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	3,355,000	3,195,638
Exela Intermediate LLC (A)	10.000	07-15-23	3,755,000	3,679,900
Lincoln Finance, Ltd. (A)	7.375	04-15-21	1,955,000	2,057,638
Insurance 0.4%
Ardonagh Midco 3 PLC (A)	8.625	07-15-23	2,190,000	2,199,850
Diamond Offshore Drilling, Inc.	7.875	08-15-25	1,560,000	1,563,900
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc.	5.000	12-15-21	4,315,000	4,471,419
Thrifts and mortgage finance 2.5%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	5,860,000	5,962,550
MGIC Investment Corp.	5.750	08-15-23	4,940,000	5,403,125
Nationstar Mortgage LLC	6.500	08-01-18	1,385,000	1,386,731
Nationstar Mortgage LLC	6.500	06-01-22	5,100,000	5,203,530
Radian Group, Inc.	7.000	03-15-21	1,540,000	1,736,350
Stearns Holdings LLC (A)	9.375	08-15-20	5,065,000	5,292,925
Health care 9.4%				92,995,469
Health care providers and services 7.2%
Centene Corp.	6.125	02-15-24	3,190,000	3,433,238
Community Health Systems, Inc.	5.125	08-01-21	3,575,000	3,579,469
Community Health Systems, Inc.	6.250	03-31-23	2,270,000	2,287,025
Community Health Systems, Inc.	6.875	02-01-22	6,065,000	5,033,950
Community Health Systems, Inc.	8.000	11-15-19	3,745,000	3,712,231
Covenant Surgical Partners, Inc. (A)	8.750	08-01-19	3,918,000	4,047,294

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 4

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
DaVita, Inc.	5.125	07-15-24	4,575,000	$4,669,359
HCA, Inc.	5.250	06-15-26	2,735,000	2,943,544
HCA, Inc.	5.375	02-01-25	9,640,000	10,170,200
HCA, Inc.	7.500	02-15-22	1,100,000	1,267,750
HealthSouth Corp.	5.750	11-01-24	4,035,000	4,156,050
LifePoint Health, Inc.	5.875	12-01-23	7,000,000	7,374,080
MEDNAX, Inc. (A)	5.250	12-01-23	4,580,000	4,740,300
Select Medical Corp.	6.375	06-01-21	5,365,000	5,531,100
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,710,000	3,580,707
Tenet Healthcare Corp.	6.750	06-15-23	4,360,000	4,325,556
Pharmaceuticals 2.2%
Mallinckrodt International Finance SA (A)	5.500	04-15-25	11,325,000	10,588,875
Valeant Pharmaceuticals International, Inc. (A)	5.500	03-01-23	1,625,000	1,365,000
Valeant Pharmaceuticals International, Inc. (A)	5.875	05-15-23	4,875,000	4,155,938
Valeant Pharmaceuticals International, Inc. (A)	6.125	04-15-25	3,055,000	2,577,656
Valeant Pharmaceuticals International, Inc. (A)	6.375	10-15-20	3,490,000	3,456,147
Industrials 5.7%				56,155,869
Aerospace and defense 0.7%
Huntington Ingalls Industries, Inc. (A)	5.000	11-15-25	3,625,000	3,924,063
StandardAero Aviation Holdings, Inc. (A)	10.000	07-15-23	2,880,000	3,196,800
Air freight and logistics 0.6%
XPO Logistics, Inc. (A)	6.500	06-15-22	5,330,000	5,596,500
Airlines 0.4%
Air Canada 2013-1 Class C Pass Through Trust (A)	6.625	05-15-18	3,450,000	3,536,250
Building products 0.2%
Builders FirstSource, Inc. (A)	10.750	08-15-23	2,000,000	2,285,000
Commercial services and supplies 0.8%
GW Honos Security Corp. (A)	8.750	05-15-25	2,795,000	2,984,305
LSC Communications, Inc. (A)	8.750	10-15-23	3,115,000	3,192,875
Tervita Escrow Corp. (A)	7.625	12-01-21	1,595,000	1,602,975
Construction and engineering 0.9%
AECOM	5.125	03-15-27	3,275,000	3,332,313
AECOM	5.750	10-15-22	5,000,000	5,225,550
Road and rail 0.5%
The Kenan Advantage Group, Inc. (A)	7.875	07-31-23	4,755,000	4,909,538
Trading companies and distributors 1.6%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR +
4.300%) (A)	6.500	06-15-45	2,175,000	2,349,000
Ahern Rentals, Inc. (A)	7.375	05-15-23	5,830,000	5,247,000
Aircastle, Ltd.	5.125	03-15-21	2,170,000	2,300,200
United Rentals North America, Inc.	5.500	07-15-25	6,050,000	6,473,500
Information technology 4.1%				40,394,730
Communications equipment 0.3%
Avaya, Inc. (A)(B)	10.500	03-01-21	2,845,000	92,463
CommScope Technologies LLC (A)	5.000	03-15-27	2,905,000	2,894,978
Electronic equipment, instruments and components 0.5%
Ingram Micro, Inc.	5.450	12-15-24	4,630,000	4,711,747
Internet software and services 0.4%
Match Group, Inc.	6.375	06-01-24	3,877,000	4,211,391

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 5

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.6%
Advanced Micro Devices, Inc.	7.000	07-01-24	4,895,000	$5,207,056
Micron Technology, Inc. (A)	5.250	08-01-23	5,750,000	5,987,188
NXP BV (A)	4.625	06-01-23	3,705,000	3,960,830
Software 0.8%
Ascend Learning LLC (A)	6.875	08-01-25	1,845,000	1,918,800
First Data Corp. (A)	5.750	01-15-24	2,725,000	2,865,474
j2 Cloud Services LLC (A)	6.000	07-15-25	3,351,000	3,455,719
Technology hardware, storage and peripherals 0.5%
NCR Corp.	5.875	12-15-21	2,665,000	2,768,269
NCR Corp.	6.375	12-15-23	2,170,000	2,320,815
Materials 10.2%				101,089,954
Chemicals 2.6%
Ashland LLC	6.875	05-15-43	2,710,000	2,953,900
NOVA Chemicals Corp. (A)	5.250	08-01-23	7,000,000	7,236,250
Platform Specialty Products Corp. (A)	6.500	02-01-22	4,410,000	4,575,375
Platform Specialty Products Corp. (A)	10.375	05-01-21	1,720,000	1,885,550
Rain CII Carbon LLC (A)	8.250	01-15-21	1,430,000	1,485,413
The Chemours Company	6.625	05-15-23	3,157,000	3,350,366
Tronox Finance LLC	6.375	08-15-20	2,175,000	2,210,344
Tronox Finance LLC (A)	7.500	03-15-22	2,265,000	2,372,588
Construction materials 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	5,765,000	6,024,425
Standard Industries, Inc. (A)	6.000	10-15-25	1,960,000	2,107,000
Containers and packaging 1.6%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	3,725,000	3,948,500
Ball Corp.	5.000	03-15-22	1,115,000	1,193,050
Cascades, Inc. (A)	5.500	07-15-22	3,751,000	3,882,285
Reynolds Group Issuer, Inc.	5.750	10-15-20	3,020,000	3,076,293
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	3,200,000	3,428,000
Metals and mining 4.5%
ArcelorMittal	6.750	02-25-22	2,170,000	2,441,250
Coeur Mining, Inc. (A)	5.875	06-01-24	3,470,000	3,470,000
First Quantum Minerals, Ltd. (A)	7.250	05-15-22	5,075,000	5,214,563
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	2,450,000	2,508,188
FMG Resources August 2006 Pty, Ltd. (A)	4.750	05-15-22	1,515,000	1,564,238
FMG Resources August 2006 Pty, Ltd. (A)	5.125	05-15-24	1,800,000	1,867,500
FMG Resources August 2006 Pty, Ltd. (A)	9.750	03-01-22	1,805,000	2,044,163
Freeport-McMoRan, Inc.	6.875	02-15-23	6,130,000	6,643,388
Lundin Mining Corp. (A)	7.500	11-01-20	3,200,000	3,340,000
Signode Industrial Group Lux SA (A)	6.375	05-01-22	4,410,000	4,553,325
Teck Resources, Ltd.	6.250	07-15-41	6,675,000	7,342,500
Teck Resources, Ltd. (A)	8.500	06-01-24	3,300,000	3,803,250
Paper and forest products 0.7%
Norbord, Inc. (A)	6.250	04-15-23	6,110,000	6,568,250
Real estate 1.8%				17,618,354
Equity real estate investment trusts 1.6%
Iron Mountain, Inc.	6.000	08-15-23	1,850,000	1,963,313
SBA Communications Corp.	4.875	07-15-22	7,135,000	7,384,725
Uniti Group LP (A)	7.125	12-15-24	2,040,000	1,897,914
Uniti Group LP	8.250	10-15-23	4,710,000	4,602,141

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 6

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development 0.2%
Rialto Holdings LLC (A)	7.000	12-01-18	1,751,000	$1,770,261
Telecommunication services 8.6%				84,923,434
Diversified telecommunication services 5.0%
CenturyLink, Inc.	7.500	04-01-24	5,430,000	5,687,925
CSC Holdings LLC (A)	5.500	04-15-27	3,030,000	3,166,350
Frontier Communications Corp.	6.250	09-15-21	4,150,000	3,537,875
Frontier Communications Corp.	7.125	01-15-23	4,500,000	3,532,500
Frontier Communications Corp.	11.000	09-15-25	2,330,000	2,032,925
GCI, Inc.	6.875	04-15-25	4,130,000	4,419,100
Intelsat Jackson Holdings SA	7.500	04-01-21	2,000,000	1,875,600
Intelsat Jackson Holdings SA (A)	8.000	02-15-24	2,361,000	2,541,735
Radiate Holdco LLC (A)	6.625	02-15-25	3,885,000	3,841,294
SFR Group SA (A)	6.250	05-15-24	3,625,000	3,819,844
SFR Group SA (A)	7.375	05-01-26	4,600,000	4,968,092
Wind Acquisition Finance SA (A)	7.375	04-23-21	7,990,000	8,307,363
Windstream Services LLC	7.500	06-01-22	2,500,000	1,950,000
Wireless telecommunication services 3.6%
Digicel, Ltd. (A)	6.000	04-15-21	2,355,000	2,284,350
Digicel, Ltd. (A)	6.750	03-01-23	2,305,000	2,209,919
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,297,475
Sprint Communications, Inc.	7.000	08-15-20	765,000	838,631
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	2,028,000
Sprint Corp.	7.125	06-15-24	8,075,000	8,872,406
Sprint Corp.	7.875	09-15-23	4,465,000	5,101,843
T-Mobile USA, Inc.	6.500	01-15-26	4,725,000	5,232,938
T-Mobile USA, Inc.	6.625	04-01-23	3,205,000	3,377,269
Utilities 3.2%				31,765,688
Gas utilities 1.0%
AmeriGas Partners LP	5.500	05-20-25	2,900,000	2,936,250
AmeriGas Partners LP	5.625	05-20-24	4,150,000	4,305,625
AmeriGas Partners LP	5.750	05-20-27	2,650,000	2,676,500
Independent power and renewable electricity producers 2.2%
Dynegy, Inc.	5.875	06-01-23	2,735,000	2,714,488
NRG Energy, Inc.	6.250	07-15-22	3,020,000	3,163,450
NRG Energy, Inc.	6.625	01-15-27	3,100,000	3,255,000
NRG Energy, Inc.	7.250	05-15-26	2,155,000	2,316,625
NRG Yield Operating LLC	5.375	08-15-24	9,950,000	10,397,750
Convertible bonds 0.3%				$3,516,563
(Cost $3,403,125)
Consumer discretionary 0.2%				1,992,188
Internet and catalog retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47	1,875,000	1,992,188
Telecommunication services 0.1%				1,524,375
Wireless telecommunication services 0.1%
Clearwire Communications LLC (A)	8.250	12-01-40	1,500,000	1,524,375

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 7

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 0.4%				$4,250,905
(Cost $4,255,761)
Financials 0.4%				4,250,905
Banks 0.3%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or
5.570%) (D)(E)	5.570	10-06-17	2,900,000	2,922,655
Diversified financial services 0.1%
ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT +
1.800%) (A)(E)	4.590	12-21-65	1,400,000	1,328,250
Term loans (F) 4.1%				$40,428,096
(Cost $41,240,558)
Consumer discretionary 0.2%				2,337,404
Hotels, restaurants and leisure 0.0%
Fontainebleau Las Vegas Holdings LLC (B)(C)	3.250	06-06-18	757,938	0
Fontainebleau Las Vegas Holdings LLC (B)(C)	4.316	06-06-18	1,618,638	0
Media 0.2%
Urban One, Inc. (3 month LIBOR + 4.000%)	5.300	04-18-23	2,379,038	2,337,404
Energy 0.2%				2,041,585
Oil, gas and consumable fuels 0.2%
Ultra Resources, Inc. (3 month LIBOR + 3.000%)	4.309	04-12-24	2,045,000	2,041,585
Financials 0.3%				2,701,750
Banks 0.3%
Neustar, Inc. (3 month LIBOR + 8.000%)	9.312	02-24-25	2,675,000	2,701,750
Industrials 1.3%				12,289,609
Aerospace and defense 1.0%
Jazz Acquisition, Inc. (3 month LIBOR + 3.500%)	4.796	06-19-21	1,568,666	1,522,908
WP CPP Holdings LLC (1 and 3 month LIBOR + 3.500%)	4.811	12-28-19	7,008,192	6,821,284
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	9.061	04-30-21	1,400,000	1,292,662
Building products 0.3%
Builders FirstSource, Inc. (3 month LIBOR + 3.000%)	4.296	02-29-24	2,648,332	2,652,755
Information technology 1.6%				15,727,683
Communications equipment 1.3%
Avaya, Inc. (B)	6.250	05-29-20	13,915,000	11,714,760
Avaya, Inc. (1 month LIBOR + 7.500%)	8.733	01-24-18	615,000	624,225
Internet software and services 0.3%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	4.480	10-19-23	3,373,920	3,388,698
Materials 0.2%				2,198,364
Construction materials 0.2%
Doncasters Group, Ltd. (3 month LIBOR + 8.250%)	9.546	10-09-20	2,361,293	2,198,364
Telecommunication services 0.2%				1,813,783
Diversified telecommunication services 0.2%
Windstream Services LLC (1 and 3 month LIBOR + 4.000%)	5.230	03-29-21	1,989,888	1,813,783
Utilities 0.1%				1,317,918
Electric utilities 0.1%
ExGen Texas Power LLC (3 month LIBOR + 4.750%)	6.046	09-16-21	1,959,729	1,317,918

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 8

	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 0.7%				$6,325,081
(Cost $2,467,608)
Commercial and residential 0.7%				6,325,081
Banc of America Re-Remic Trust
Series 2013-DSNY, Class F (1 month LIBOR + 3.500%) (A)(E)	4.727	09-15-26	1,000,000	998,589
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (A)(E)	3.912	04-10-28	1,500,000	1,483,846
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	94,929,810	1,438,832
Series 2007-4, Class ES IO	0.350	07-19-47	100,340,056	1,408,294
Series 2007-6, Class ES IO (A)	0.342	08-19-37	80,303,379	995,520
Asset backed securities 0.3%				$2,956,206
(Cost $2,892,638)
Asset backed securities 0.3%				2,956,206
Coinstar Funding LLC
Series 2017-1A, Class A2 (A)	5.216	04-25-47	598,500	616,943
Driven Brands Funding LLC
Series 2015-1A, Class A2 (A)	5.216	07-20-45	2,294,138	2,339,263
			Shares	Value
Common stocks 0.3%				$3,132,196
(Cost $11,668,089)
Consumer discretionary 0.0%				0
Media 0.0%
Vertis Holdings, Inc. (C)(G)			560,094	0
Energy 0.3%				3,132,196
Energy equipment and services 0.0%
TPT Acquisition, Inc. (C)(G)			2,560	0
Oil, gas and consumable fuels 0.3%
Energy XXI Gulf Coast, Inc. (G)			51,908	542,439
Halcon Resources Corp. (G)			173,731	1,075,395
SandRidge Energy, Inc. (G)			87,942	1,514,362
Preferred securities 2.7%				$26,356,948
(Cost $27,603,176)
Financials 0.5%				4,458,684
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.967% (E)			170,700	4,458,684
Health care 0.3%				3,436,226
Pharmaceuticals 0.3%
Allergan PLC, 5.500%			3,246	2,659,233
Teva Pharmaceutical Industries, Ltd., 7.000%			2,430	776,993
Industrials 0.6%				6,072,992
Machinery 0.6%
Glasstech, Inc., Series A (C)(G)			144	107,710
Glasstech, Inc., Series B, 12.750% (C)(G)			4,475	2,669,785
Stanley Black & Decker, Inc., 5.375%			29,775	3,295,497
Real estate 0.1%				576,940
Equity real estate investment trusts 0.1%
Crown Castle International Corp., Series A, 6.875%			520	576,940

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 9

			Shares	Value
Utilities 1.2%				$11,812,106
Electric utilities 0.3%
NextEra Energy, Inc., 6.123%			57,700	3,208,120
Multi-utilities 0.9%
Dominion Energy, Inc., 6.750%			106,000	5,421,900
DTE Energy Company, 6.500%			56,360	3,182,086
Warrants 0.0%				$8,608
(Cost $0)
Halcon Resources Corp. (Expiration Date: 9-9-20) (G)(H)			17,215	8,608
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$180
(Cost $290,749)
Energy 0.0%				180
Oil, gas and consumable fuels 0.0%
Seventy Seven Energy, Inc. (C)(G)	6.500	07-15-22	3,130,000	180
		Shares/Notional amount		Value
Purchased options 0.0%				$57,675
(Cost $186,929)
Puts 0.0%				57,675
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-19-18; Strike
Price: EUR 0.95; Counterparty: RBC Dominion Securities, Inc.) (G)(I)			7,500,000	1,696
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-26-18; Strike
Price: $1.20; Counterparty: RBC Dominion Securities, Inc.) (G)(I)			7,000,000	55,979
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%				$18,025,000
(Cost $18,025,000)
U.S. Government Agency 0.7%				6,756,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	1,538,000	1,538,000
Federal Home Loan Bank Discount Note	0.869	09-01-17	5,218,000	5,218,000
			Par value^	Value
Repurchase agreement 1.1%				11,269,000
Barclays Tri-Party Repurchase Agreement Barclays Tri-Party Repurchase
Agreement dated 8-31-17 at 1.050% to be repurchased at $9,107,266 on
9-1-17, collateralized by $9,147,700 U.S. Treasury Notes,1.875% due 3-31-22
(valued at $9,289,438, including interest)			9,107,000	9,107,000
Repurchase Agreement with State Street Corp. Repurchase Agreement with State
Street Corp. dated 8-31-17 at 0.340% to be repurchased at $2,162,020 on
9-1-17, collateralized by $2,190,000 U.S. Treasury Notes,1.875% due
10-31-17 (valued at $2,206,727, including interest)			2,162,000	2,162,000
Total investments (Cost $940,360,611) 98.1%				$968,895,487
Other assets and liabilities, net 1.9%				18,598,953
Total net assets 100.0%				$987,494,440
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
Security Abbreviations and Legend

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 10

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $402,756,894 or 40.8% of the fund’s net assets as of 8-31-17.

(B)	Non-income producing - Issuer is in default.
(C)	Security is valued using significant unobservable inputs.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Strike price and/or expiration date not available.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of net assets on 8-31-17:

United States	84.6%
Canada	5.6%
Luxembourg	3.9%
United Kingdom	2.0%
France	1.7%
Other countries	2.2%
TOTAL	100.0%

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 11

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	95	Short	Dec 2017	$(12,027,693)	$(12,063,516)	$(35,823)
						$(35,823)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	2,168,988	USD	1,705,000	Canadian Imperial Bank of Commerce	9/20/2017	$32,254	—
USD	1,323,947	CAD	1,663,226	Royal Bank of Canada	9/20/2017	—	$(8,216)
USD	22,040	CAD	27,718	State Street Bank and Trust Company	9/20/2017	—	(161)
USD	381,053	CAD	478,044	Toronto Dominion Bank	9/20/2017	—	(1,837)
						$32,254	$(10,214)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Morgan Stanley Capital Services, Inc.	The Walt Disney Company	1,000,000	USD	$1,000,000	1.000%	Quarterly	Dec 2020	$(26,418)	$(1,909)	$(28,327)
Morgan Stanley Capital Services, Inc.	The Procter & Gamble Company	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(22,438)	(7,338)	(29,776)
Morgan Stanley Capital Services, Inc.	Wal-Mart Stores, Inc.	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(21,778)	(5,779)	(27,557)
Morgan Stanley Capital Services, Inc.	Wal-Mart Stores, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2020	(103,778)	(34,009)	(137,787)
Morgan Stanley Capital Services, Inc.	The Procter & Gamble Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2020	(111,997)	(36,885)	(148,882)
Morgan Stanley Capital Services, Inc.	The Walt Disney Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2020	(133,526)	(8,108)	(141,634)
Morgan Stanley Capital Services, Inc.	Campbell Soup Company	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2020	(98,972)	(36,610)	(135,582)
Morgan Stanley Capital Services, Inc.	Lowe’s Companies, Inc.	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2020	(133,641)	(10,001)	(143,642)
Morgan Stanley Capital Services, Inc.	Xerox Corp.	10,000,000	USD	10,000,000	1.000%	Quarterly	Dec 2021	255,072	(414,763)	(159,691)
Morgan Stanley Capital Services, Inc.	General Electric Company	7,000,000	USD	7,000,000	1.000%	Quarterly	Dec 2021	(170,066)	(46,158)	(216,224)
Morgan Stanley Capital Services, Inc.	AT&T, Inc.	7,000,000	USD	7,000,000	1.000%	Quarterly	Dec 2021	(36,795)	(94,181)	(130,976)
Morgan Stanley Capital Services, Inc.	American Express Company	7,000,000	USD	7,000,000	1.000%	Quarterly	Dec 2021	(199,684)	(31,097)	(230,781)
Morgan Stanley Capital Services, Inc.	Simon Property Group LP	7,000,000	USD	7,000,000	1.000%	Quarterly	Dec 2021	(76,846)	(28,971)	(105,817)
Morgan Stanley Capital Services, Inc.	Caterpillar, Inc.	7,000,000	USD	7,000,000	1.000%	Quarterly	Dec 2021	(123,162)	(83,307)	(206,469)
Morgan Stanley Capital Services, Inc.	The Boeing Company	7,000,000	USD	7,000,000	1.000%	Quarterly	Dec 2021	(211,596)	(41,386)	(252,982)
				$80,000,000				$(1,215,625)	$(880,502)	$(2,096,127)

Derivatives currency abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $941,377,309. Net unrealized appreciation aggregated to $25,408,268, of which $52,318,558 related to gross unrealized appreciation and $26,910,290 related to gross unrealized depreciation.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND 12

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2017, by major security category or type:

	Total value at 8-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$863,838,029	—	$863,838,029	—
Convertible bonds	3,516,563	—	3,516,563	—
Capital preferred securities	4,250,905	—	4,250,905	—
Term loans	40,428,096	—	40,428,096	—
Collateralized mortgage obligations	6,325,081	—	6,325,081	—
Asset backed securities	2,956,206	—	2,956,206	—
Common stocks	3,132,196	$3,132,196	—	—
Preferred securities	26,356,948	23,579,453	—	$2,777,495
Warrants	8,608	8,608	—	—
Escrow certificates	180	—	—	180
Purchased options	57,675	—	57,675	—
Short-term investments	18,025,000	—	18,025,000	—
Total investments in securities	$968,895,487	$26,720,257	$939,397,555	$2,777,675
Other financial instruments:
Futures	$(35,823)	$(35,823)	—	—
Forward foreign currency contracts	22,040	—	$22,040	—
Credit default swaps	(2,096,127)	—	(2,096,127)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At August 31, 2017, the fund had $5,420,000 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2017, the fund used futures contracts to manage duration and maintain diversity of the fund.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2017, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates of the fund.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2017, the fund used purchased options to manage against anticipated currency exchange rates.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended August 31, 2017, the fund used CDS as a Buyer of protection to manage against currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q1	08/17
This report is for the information of the shareholders of John Hancock High Yield Fund.		10/17

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 8/31/17

Fund’s investments

As of 8-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.2%				$265,413,970
(Cost $262,917,821)
U.S. Government 16.5%				127,918,609
U.S. Treasury
Bond	2.750	11-15-42	29,245,000	29,596,854
Bond	3.000	02-15-47	22,487,000	23,729,056
Bond	3.000	05-15-47	15,467,000	16,329,164
Note	1.250	03-31-21	3,200,000	3,167,000
Note	1.500	07-15-20	2,705,000	2,710,812
Note	1.500	08-15-20	15,255,000	15,284,199
Note	1.750	01-31-23	3,180,000	3,174,162
Note (A)	2.250	08-15-27	26,872,000	27,177,459
Treasury Inflation Protected Security	0.375	07-15-25	6,693,257	6,749,903
U.S. Government Agency 17.7%				137,495,361
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	639,981	653,617
30 Yr Pass Thru	3.000	03-01-43	5,285,895	5,382,832
30 Yr Pass Thru	3.000	04-01-43	872,154	889,102
30 Yr Pass Thru	3.000	10-01-46	2,798,582	2,844,220
30 Yr Pass Thru	3.500	02-01-42	1,817,058	1,894,885
30 Yr Pass Thru	3.500	04-01-44	929,383	973,401
30 Yr Pass Thru	3.500	07-01-46	5,263,734	5,486,719
30 Yr Pass Thru	3.500	02-01-47	2,800,494	2,920,006
30 Yr Pass Thru	4.000	11-01-43	354,582	380,429
30 Yr Pass Thru	4.000	02-01-44	177,039	188,699
30 Yr Pass Thru	4.000	07-01-45	5,563,147	5,945,196
30 Yr Pass Thru	4.500	02-01-41	882,254	954,751
30 Yr Pass Thru	4.500	03-01-47	3,166,666	3,407,582
30 Yr Pass Thru	5.000	03-01-41	489,096	536,570
30 Yr Pass Thru	5.500	06-01-38	662,224	735,998
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	375,893	388,553
15 Yr Pass Thru	3.500	02-01-26	77,847	81,465
15 Yr Pass Thru	3.500	03-01-26	465,872	487,522
15 Yr Pass Thru	3.500	07-01-26	1,006,095	1,052,852
15 Yr Pass Thru	4.000	12-01-24	577,725	609,614
30 Yr Pass Thru	3.000	12-01-42	1,601,377	1,633,496
30 Yr Pass Thru	3.000	04-01-43	5,036,708	5,126,714
30 Yr Pass Thru	3.000	10-01-46	2,923,477	2,972,064
30 Yr Pass Thru	3.500	01-01-42	1,879,976	1,958,222
30 Yr Pass Thru	3.500	06-01-42	2,725,389	2,843,931
30 Yr Pass Thru	3.500	07-01-42	4,405,990	4,600,383
30 Yr Pass Thru	3.500	01-01-43	826,665	860,813
30 Yr Pass Thru	3.500	04-01-43	600,480	628,193
30 Yr Pass Thru	3.500	06-01-43	2,992,833	3,123,942
30 Yr Pass Thru	3.500	07-01-43	456,932	476,949
30 Yr Pass Thru	3.500	03-01-44	4,242,449	4,426,976
30 Yr Pass Thru	3.500	10-01-44	5,270,126	5,500,176
30 Yr Pass Thru	3.500	04-01-45	1,166,151	1,214,140
30 Yr Pass Thru	3.500	04-01-45	2,920,608	3,040,795
30 Yr Pass Thru	3.500	07-01-46	4,913,581	5,095,053
30 Yr Pass Thru	3.500	07-01-46	1,962,056	2,033,294
30 Yr Pass Thru	4.000	09-01-40	940,257	1,000,348
30 Yr Pass Thru	4.000	01-01-41	735,800	782,480

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 2

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	09-01-41	4,642,679	$4,967,370
30 Yr Pass Thru	4.000	10-01-41	53,676	57,307
30 Yr Pass Thru	4.000	11-01-41	2,204,776	2,340,859
30 Yr Pass Thru	4.000	01-01-42	1,206,956	1,284,398
30 Yr Pass Thru	4.000	03-01-42	3,220,557	3,420,846
30 Yr Pass Thru	4.000	05-01-43	3,239,804	3,439,771
30 Yr Pass Thru	4.000	09-01-43	2,469,878	2,655,512
30 Yr Pass Thru	4.000	10-01-43	2,175,198	2,324,070
30 Yr Pass Thru	4.000	12-01-43	3,351,619	3,568,961
30 Yr Pass Thru	4.000	01-01-44	524,867	563,413
30 Yr Pass Thru	4.000	02-01-46	2,625,932	2,774,880
30 Yr Pass Thru	4.000	06-01-46	1,766,608	1,866,813
30 Yr Pass Thru	4.000	07-01-46	4,694,365	4,959,171
30 Yr Pass Thru	4.000	03-01-47	6,246,063	6,636,462
30 Yr Pass Thru	4.500	08-01-40	2,469,686	2,673,593
30 Yr Pass Thru	4.500	12-01-40	479,917	520,516
30 Yr Pass Thru	4.500	05-01-41	1,502,950	1,627,704
30 Yr Pass Thru	4.500	06-01-41	1,037,150	1,124,401
30 Yr Pass Thru	4.500	07-01-41	541,004	586,517
30 Yr Pass Thru	4.500	11-01-41	175,613	190,085
30 Yr Pass Thru	4.500	12-01-41	3,304,487	3,571,120
30 Yr Pass Thru	4.500	05-01-42	1,386,069	1,502,240
30 Yr Pass Thru	5.000	04-01-35	101,182	111,348
30 Yr Pass Thru	5.000	09-01-40	803,167	884,326
30 Yr Pass Thru	5.000	04-01-41	209,037	231,368
30 Yr Pass Thru	5.500	02-01-36	103,283	114,599
30 Yr Pass Thru	6.500	01-01-39	316,352	365,729
Corporate bonds 36.4%				$282,414,241
(Cost $274,977,662)
Consumer discretionary 3.6%				27,650,621
Auto components 0.1%
Lear Corp.	5.250	01-15-25	788,000	844,529
Automobiles 1.5%
American Honda Finance Corp.	2.000	02-14-20	1,510,000	1,517,996
BMW US Capital LLC (B)	2.150	04-06-20	1,195,000	1,206,082
Daimler Finance North America LLC (B)	2.200	05-05-20	665,000	666,712
Ford Motor Company	4.750	01-15-43	574,000	553,942
Ford Motor Credit Company LLC	2.375	03-12-19	695,000	698,635
Ford Motor Credit Company LLC	5.875	08-02-21	1,966,000	2,196,900
General Motors Company	4.200	10-01-27	375,000	379,753
General Motors Company	4.875	10-02-23	1,350,000	1,458,189
General Motors Company	6.250	10-02-43	545,000	609,084
General Motors Financial Company, Inc.	4.000	01-15-25	1,370,000	1,387,793
General Motors Financial Company, Inc.	4.300	07-13-25	1,182,000	1,219,170
Hotels, restaurants and leisure 0.1%
Seminole Tribe of Florida, Inc. (B)	6.535	10-01-20	470,000	474,700
Internet and direct marketing retail 0.9%
Amazon.com, Inc. (B)	3.150	08-22-27	1,845,000	1,878,279
Expedia, Inc.	5.000	02-15-26	1,830,000	2,021,015
QVC, Inc.	4.375	03-15-23	970,000	1,004,222
QVC, Inc.	5.125	07-02-22	635,000	681,162
QVC, Inc.	5.450	08-15-34	700,000	690,863
The Priceline Group, Inc.	2.750	03-15-23	780,000	783,950

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media 1.0%
Charter Communications Operating LLC	6.484	10-23-45	1,650,000	$1,897,677
Myriad International Holdings BV (B)	4.850	07-06-27	295,000	308,865
Myriad International Holdings BV (B)	5.500	07-21-25	995,000	1,091,515
Omnicom Group, Inc.	3.600	04-15-26	640,000	651,223
Sirius XM Radio, Inc. (B)	5.250	08-15-22	1,067,000	1,095,009
Time Warner Cable LLC	8.250	04-01-19	1,030,000	1,125,226
Time Warner, Inc.	3.800	02-15-27	1,200,000	1,208,130
Consumer staples 1.5%				11,868,190
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	2,485,000	2,831,517
Molson Coors Brewing Company	1.450	07-15-19	895,000	887,380
Molson Coors Brewing Company	3.000	07-15-26	1,065,000	1,043,710
Pernod Ricard SA (B)	5.750	04-07-21	710,000	792,458
Food and staples retailing 0.4%
Alimentation Couche-Tard, Inc. (B)	2.700	07-26-22	645,000	646,900
CVS Health Corp.	2.875	06-01-26	1,035,000	1,013,412
CVS Health Corp.	5.125	07-20-45	1,220,000	1,406,063
Food products 0.4%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	665,000	738,883
Kraft Heinz Foods Company (B)	4.875	02-15-25	595,000	639,225
Kraft Heinz Foods Company	5.200	07-15-45	945,000	1,025,537
Mondelez International Holdings Netherlands BV (B)	1.625	10-28-19	850,000	843,105
Energy 3.3%				25,644,065
Oil, gas and consumable fuels 3.3%
Anadarko Petroleum Corp.	8.700	03-15-19	425,000	465,334
Boardwalk Pipelines LP	4.450	07-15-27	547,000	561,756
Cimarex Energy Company	4.375	06-01-24	630,000	668,082
Colorado Interstate Gas Company LLC (B)	4.150	08-15-26	521,000	526,597
Columbia Pipeline Group, Inc.	4.500	06-01-25	1,370,000	1,471,415
Enbridge Energy Partners LP	4.375	10-15-20	1,105,000	1,163,230
Energy Transfer LP	2.500	06-15-18	310,000	311,483
Energy Transfer LP (A)	4.200	04-15-27	323,000	327,483
Energy Transfer LP	5.150	03-15-45	810,000	783,963
Energy Transfer LP	9.700	03-15-19	555,000	616,681
EnLink Midstream Partners LP	4.150	06-01-25	710,000	713,503
EnLink Midstream Partners LP	4.850	07-15-26	770,000	806,088
Enterprise Products Operating LLC	6.500	01-31-19	1,180,000	1,253,470
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (C)	5.018	08-01-66	835,000	837,238
Kerr-McGee Corp.	6.950	07-01-24	850,000	1,004,451
Kinder Morgan Energy Partners LP	7.750	03-15-32	585,000	750,777
Lukoil International Finance BV (B)	3.416	04-24-18	715,000	719,719
Northwest Pipeline LLC	6.050	06-15-18	570,000	587,130
ONEOK Partners LP	3.200	09-15-18	305,000	308,511
ONEOK Partners LP	5.000	09-15-23	430,000	466,910
Petroleos Mexicanos	4.875	01-24-22	805,000	848,390
Petroleos Mexicanos (B)	5.375	03-13-22	205,000	219,965
Regency Energy Partners LP	5.500	04-15-23	1,260,000	1,297,800
Sabine Pass Liquefaction LLC	4.200	03-15-28	694,000	696,740
Sabine Pass Liquefaction LLC	5.000	03-15-27	652,000	691,011
Sabine Pass Liquefaction LLC	5.750	05-15-24	470,000	522,704
Shell International Finance BV	4.375	05-11-45	1,810,000	1,937,029

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 4

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,195,000	$1,182,002
Sunoco Logistics Partners Operations LP	4.400	04-01-21	1,020,000	1,078,594
Williams Partners LP	3.750	06-15-27	950,000	950,516
Williams Partners LP	4.875	03-15-24	1,799,000	1,875,493
Financials 14.4%				111,356,922
Banks 8.1%
ABN AMRO Bank NV (B)	2.100	01-18-19	540,000	542,600
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	1,285,000	1,289,225
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year
U.S. ISDAFIX + 5.168%) (A)(B)(D)	6.750	06-15-26	665,000	743,424
Bank of America Corp.	3.950	04-21-25	1,175,000	1,213,396
Bank of America Corp.	4.200	08-26-24	470,000	494,976
Bank of America Corp.	4.250	10-22-26	925,000	970,319
Bank of America Corp.	4.450	03-03-26	1,560,000	1,658,563
Bank of Montreal	2.100	12-12-19	2,020,000	2,033,904
Banque Federative du Credit Mutuel SA (B)	2.200	07-20-20	1,275,000	1,277,683
Barclays Bank PLC (B)	6.050	12-04-17	680,000	687,184
Barclays Bank PLC (B)	10.179	06-12-21	905,000	1,131,659
Barclays PLC	4.375	01-12-26	775,000	814,869
BPCE SA (B)	4.500	03-15-25	1,015,000	1,051,414
BPCE SA (B)	5.700	10-22-23	1,125,000	1,253,095
Branch Banking & Trust Company	2.100	01-15-20	1,750,000	1,762,596
Citigroup, Inc.	2.350	08-02-21	1,340,000	1,336,967
Citigroup, Inc.	2.750	04-25-22	1,665,000	1,680,039
Citigroup, Inc.	4.600	03-09-26	1,265,000	1,350,054
Citizens Bank N.A.	2.200	05-26-20	1,160,000	1,163,641
Commerzbank AG (B)	8.125	09-19-23	910,000	1,097,818
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR +
10.868%) (B)(D)	11.000	06-30-19	969,000	1,111,928
Credit Agricole SA (B)	4.375	03-17-25	745,000	776,125
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate +
6.283%) (B)	8.125	09-19-33	775,000	819,364
HBOS PLC (B)	6.750	05-21-18	1,450,000	1,498,186
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (D)	6.875	06-01-21	590,000	641,920
ING Bank NV (B)	5.800	09-25-23	1,060,000	1,209,699
JPMorgan Chase & Co.	3.200	06-15-26	1,225,000	1,224,981
JPMorgan Chase & Co.	4.625	05-10-21	1,915,000	2,076,607
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (D)	5.300	05-01-20	1,345,000	1,390,461
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	1,435,000	1,639,488
Lloyds Banking Group PLC	4.650	03-24-26	2,170,000	2,306,503
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	865,000	909,331
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	1.842	12-01-21	735,000	727,481
MUFG Union Bank NA	2.625	09-26-18	1,015,000	1,023,881
PNC Bank N.A.	2.450	07-28-22	1,570,000	1,579,487
Regions Financial Corp.	2.750	08-14-22	1,525,000	1,533,637
Royal Bank of Scotland Group PLC	3.875	09-12-23	875,000	895,809
Santander Holdings USA, Inc.	2.700	05-24-19	1,170,000	1,180,056
Santander Holdings USA, Inc. (B)	3.700	03-28-22	485,000	494,560
Santander UK Group Holdings PLC (B)	4.750	09-15-25	790,000	823,329
Standard Chartered PLC (B)	2.100	08-19-19	2,020,000	2,020,187
Sumitomo Mitsui Trust Bank, Ltd. (B)	2.050	03-06-19	1,410,000	1,411,970
SunTrust Bank	2.450	08-01-22	1,250,000	1,254,901
SunTrust Bank	7.250	03-15-18	280,000	288,146

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp.	7.875	02-15-19	685,000	$737,608
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR
+ 3.040%) (D)	4.850	06-01-23	875,000	899,063
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR
+ 3.678%) (D)	6.750	08-01-21	801,000	907,133
US Bank N.A.	2.000	01-24-20	1,185,000	1,191,592
Wells Fargo & Company	4.650	11-04-44	945,000	1,005,619
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR +
3.990%) (D)	5.875	06-15-25	2,355,000	2,614,050
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR +
3.770%) (D)	7.980	03-15-18	1,015,000	1,042,913
Westpac Banking Corp.	2.150	03-06-20	1,754,000	1,767,750
Capital markets 3.1%
Ares Capital Corp.	3.875	01-15-20	1,175,000	1,208,970
Credit Suisse AG	2.300	05-28-19	1,890,000	1,906,045
FS Investment Corp.	4.000	07-15-19	935,000	947,938
FS Investment Corp.	4.250	01-15-20	704,000	720,392
Jefferies Group LLC	4.850	01-15-27	1,036,000	1,105,754
Jefferies Group LLC	8.500	07-15-19	460,000	510,218
Macquarie Bank, Ltd. (B)	4.875	06-10-25	1,250,000	1,333,226
Morgan Stanley	3.875	01-27-26	895,000	935,572
Morgan Stanley	5.500	01-26-20	1,175,000	1,268,411
Morgan Stanley	7.300	05-13-19	1,860,000	2,024,796
S&P Global, Inc.	2.950	01-22-27	610,000	596,618
S&P Global, Inc.	4.000	06-15-25	1,130,000	1,199,918
S&P Global, Inc.	4.400	02-15-26	970,000	1,053,323
Stifel Financial Corp.	4.250	07-18-24	875,000	902,700
The Goldman Sachs Group, Inc.	2.000	04-25-19	725,000	726,122
The Goldman Sachs Group, Inc.	2.300	12-13-19	2,175,000	2,188,645
The Goldman Sachs Group, Inc.	3.850	01-26-27	1,855,000	1,910,962
UBS AG	2.375	08-14-19	1,760,000	1,777,936
UBS Group Funding Switzerland AG (3 month LIBOR + 0.954%) (B)(C)	2.859	08-15-23	1,525,000	1,523,795
Consumer finance 1.6%
American Express Company	2.500	08-01-22	1,410,000	1,416,682
Capital One Bank USA NA	2.300	06-05-19	1,605,000	1,611,382
Capital One Financial Corp.	2.450	04-24-19	980,000	987,269
Capital One Financial Corp.	3.750	07-28-26	1,655,000	1,648,768
Capital One Financial Corp.	4.200	10-29-25	1,170,000	1,206,959
Capital One N.A.	2.350	08-17-18	880,000	884,364
Discover Bank	2.600	11-13-18	1,580,000	1,592,770
Discover Bank	8.700	11-18-19	417,000	470,304
Discover Financial Services	3.950	11-06-24	1,995,000	2,061,744
Discover Financial Services	5.200	04-27-22	215,000	235,452
Diversified financial services 0.2%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	261,972	270,146
International Lease Finance Corp. (B)	7.125	09-01-18	500,000	524,980
Leucadia National Corp.	5.500	10-18-23	955,000	1,027,595
Insurance 1.4%
Aquarius & Investments PLC for Swiss Reinsurance Company, Ltd. (6.375% to
9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	925,000	977,133
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (B)(D)	6.379	12-14-36	435,000	496,170
AXA SA	8.600	12-15-30	515,000	744,819
Brighthouse Financial, Inc. (B)	3.700	06-22-27	1,620,000	1,601,046

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	6.400	12-15-66	770,000	$887,425
MetLife, Inc. (B)	9.250	04-08-68	585,000	868,725
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX
+ 3.650%) (B)	5.100	10-16-44	640,000	691,520
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	469,000	495,968
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	1,390,000	1,535,950
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	1,145,000	1,194,689
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month
LIBOR + 4.603%)	8.125	06-15-68	1,465,000	1,526,530
Health care 1.7%				13,189,284
Biotechnology 0.6%
AbbVie, Inc.	3.600	05-14-25	1,115,000	1,152,540
Baxalta, Inc.	2.000	06-22-18	285,000	285,530
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19	1,320,000	1,316,042
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,440,000	1,417,180
Health care equipment and supplies 0.3%
Becton, Dickinson and Company	2.133	06-06-19	1,295,000	1,299,721
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	1,150,000	1,168,507
Health care providers and services 0.3%
Cardinal Health, Inc.	1.948	06-14-19	970,000	970,646
Universal Health Services, Inc. (B)	4.750	08-01-22	585,000	602,550
Universal Health Services, Inc. (B)	5.000	06-01-26	832,000	876,720
Pharmaceuticals 0.5%
Allergan Funding SCS	3.800	03-15-25	925,000	967,247
Mylan NV	2.500	06-07-19	711,000	713,317
Mylan NV	3.950	06-15-26	1,321,000	1,345,766
Pfizer, Inc.	1.450	06-03-19	1,075,000	1,073,518
Industrials 3.9%				30,372,144
Aerospace and defense 0.4%
Lockheed Martin Corp.	2.900	03-01-25	1,332,000	1,344,089
Lockheed Martin Corp.	4.700	05-15-46	965,000	1,093,915
Rockwell Collins, Inc.	1.950	07-15-19	710,000	710,896
Textron, Inc.	7.250	10-01-19	225,000	247,835
Airlines 2.3%
American Airlines 2011-1 Class B Pass Through Trust (B)	7.000	07-31-19	708,759	723,599
American Airlines 2013-1 Class A Pass Through Trust	4.000	01-15-27	444,578	464,718
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	937,382	1,004,873
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	1,175,102	1,199,333
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	879,333	872,738
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	973,155	1,013,248
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	1,003,931	1,035,253
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	550,000	572,000
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	850,000	879,750
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	470,000	473,835
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	1,123,230	1,207,472
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	226,028	236,200
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	13,817	13,955
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	4,686	4,686
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	142,774	148,842
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	578,265	636,092
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	833,888	936,040

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	211,660	$219,000
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	535,758	559,867
Delta Air Lines, Inc.	3.625	03-15-22	1,310,000	1,351,970
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	247,542	272,296
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,204,371	1,243,513
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	656,084	677,407
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	975,000	988,406
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	649,405	730,580
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	469,851	529,193
Building products 0.1%
Owens Corning	4.200	12-15-22	990,000	1,055,457
Industrial conglomerates 0.3%
General Electric Company (3 month LIBOR + 0.480%) (C)	1.795	08-15-36	660,000	589,253
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR +
3.330%) (D)	5.000	01-21-21	1,556,000	1,643,525
Professional services 0.2%
Verisk Analytics, Inc.	4.000	06-15-25	1,500,000	1,580,311
Road and rail 0.1%
Penske Truck Leasing Company LP (B)	2.875	07-17-18	345,000	348,353
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	4.625	10-30-20	1,060,000	1,129,900
AerCap Ireland Capital DAC	5.000	10-01-21	1,160,000	1,255,085
Air Lease Corp.	3.375	01-15-19	600,000	611,297
International Lease Finance Corp.	5.875	04-01-19	725,000	767,362
Information technology 3.0%				23,484,729
Communications equipment 0.2%
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,490,000	1,513,712
Electronic equipment, instruments and components 0.6%
Arrow Electronics, Inc.	3.875	01-12-28	745,000	751,960
Jabil, Inc.	4.700	09-15-22	1,740,000	1,874,850
Keysight Technologies, Inc.	4.600	04-06-27	670,000	714,407
Tech Data Corp.	4.950	02-15-27	1,621,000	1,741,714
Internet software and services 0.1%
eBay, Inc.	2.150	06-05-20	655,000	657,429
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc.	7.500	09-15-23	545,000	604,269
Software 1.2%
Activision Blizzard, Inc.	2.600	06-15-22	490,000	492,002
Activision Blizzard, Inc.	3.400	09-15-26	1,010,000	1,025,161
Activision Blizzard, Inc. (B)	6.125	09-15-23	1,040,000	1,117,574
Autodesk, Inc.	3.500	06-15-27	1,105,000	1,104,948
CA, Inc.	3.600	08-15-22	1,080,000	1,102,103
CA, Inc.	4.700	03-15-27	753,000	800,576
Electronic Arts, Inc.	4.800	03-01-26	1,490,000	1,663,451
Microsoft Corp.	4.450	11-03-45	1,350,000	1,525,750
VMware, Inc.	2.950	08-21-22	893,000	895,291
Technology hardware, storage and peripherals 0.8%
Dell International LLC (B)	3.480	06-01-19	1,710,000	1,747,630
Dell International LLC (B)	6.020	06-15-26	2,025,000	2,260,568
Dell International LLC (B)	8.350	07-15-46	640,000	828,491

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 8

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
DXC Technology Company	2.875	03-27-20	1,045,000	$1,062,843
Materials 0.3%				1,909,182
Chemicals 0.2%
Braskem Finance, Ltd. (B)	7.000	05-07-20	555,000	602,175
The Sherwin-Williams Company	2.250	05-15-20	820,000	824,007
Metals and mining 0.1%
Anglo American Capital PLC (B)	4.750	04-10-27	460,000	483,000
Real estate 1.5%				11,715,271
Equity real estate investment trusts 1.5%
American Tower Corp.	3.400	02-15-19	994,000	1,015,125
American Tower Corp.	3.550	07-15-27	1,585,000	1,579,357
American Tower Corp.	4.700	03-15-22	710,000	776,174
Crown Castle Towers LLC (B)	4.883	08-15-40	1,085,000	1,156,149
Crown Castle Towers LLC (B)	6.113	01-15-40	1,290,000	1,385,334
EPR Properties	4.500	04-01-25	435,000	446,756
EPR Properties	4.500	06-01-27	1,035,000	1,051,638
ERP Operating LP	3.375	06-01-25	120,000	123,444
Omega Healthcare Investors, Inc.	4.500	01-15-25	840,000	863,592
Omega Healthcare Investors, Inc.	4.950	04-01-24	760,000	806,268
Omega Healthcare Investors, Inc.	5.250	01-15-26	475,000	509,739
Ventas Realty LP	3.500	02-01-25	1,245,000	1,264,301
Welltower, Inc.	3.750	03-15-23	368,000	387,304
Welltower, Inc.	4.125	04-01-19	340,000	350,090
Telecommunication services 1.4%				11,187,248
Diversified telecommunication services 1.2%
AT&T, Inc.	3.900	08-14-27	1,260,000	1,273,225
AT&T, Inc.	4.750	05-15-46	1,045,000	1,001,119
AT&T, Inc.	5.450	03-01-47	1,910,000	2,014,676
Sprint Spectrum Company LLC (B)	3.360	03-20-23	650,000	659,555
Verizon Communications, Inc.	4.400	11-01-34	900,000	900,948
Verizon Communications, Inc.	4.672	03-15-55	648,000	602,232
Verizon Communications, Inc.	4.862	08-21-46	2,165,000	2,153,967
Verizon Communications, Inc.	5.012	08-21-54	679,000	667,574
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	795,000	837,734
MTN Mauritius Investments, Ltd. (B)	4.755	11-11-24	510,000	500,948
SBA Tower Trust (B)	3.598	04-09-43	575,000	575,270
Utilities 1.8%				14,036,585
Electric utilities 1.6%
Abengoa Transmision Sur SA (B)	6.875	04-30-43	617,644	682,497
Broadcom Corp. (B)	2.375	01-15-20	1,465,000	1,474,638
Broadcom Corp. (B)	3.875	01-15-27	1,595,000	1,641,167
Electricite de France SA (B)	3.625	10-13-25	695,000	722,766
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate +
3.709%) (B)(D)	5.250	01-29-23	660,000	680,691
Emera US Finance LP	3.550	06-15-26	660,000	672,456
Empresa Electrica Angamos SA (B)	4.875	05-25-29	735,000	747,702
FPL Energy National Wind LLC (B)	5.608	03-10-24	34,415	34,501
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	490,000	578,219
Israel Electric Corp., Ltd. (B)	7.250	01-15-19	645,000	687,885

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 9

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	460,000	$463,711
NextEra Energy Capital Holdings, Inc.	2.400	09-15-19	1,070,000	1,079,683
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	1,305,000	1,355,936
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (D)	6.250	02-01-22	490,000	546,963
Southern Power Company	1.950	12-15-19	1,100,000	1,098,910
Independent power and renewable electricity producers 0.0%
Exelon Corp.	5.150	12-01-20	265,000	287,428
Multi-utilities 0.2%
CenterPoint Energy, Inc.	2.500	09-01-22	635,000	638,441
Dominion Energy, Inc.	2.579	07-01-20	637,000	642,991
Capital preferred securities 0.2%				$1,282,304
(Cost $1,106,886)
Financials 0.2%				1,282,304
Capital markets 0.2%
State Street Corp. (3 month LIBOR + 1.000%) (C)	2.246	06-01-77	1,255,000	1,153,816
Insurance 0.0%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR +
3.960%) (B)	7.875	12-15-67	95,000	128,488
Collateralized mortgage obligations 11.7%				$91,152,250
(Cost $90,255,055)
Commercial and residential 10.0%				77,546,105
Adjustable Rate Mortgage Trust
Series 2005-4, Class 7A12 (1 month LIBOR + 0.580%) (C)	1.814	08-25-35	106,603	106,897
Americold LLC
Series 2010-ARTA, Class D (B)	7.443	01-14-29	885,000	993,536
AOA Mortgage Trust
Series 2015-1177, Class C (B)(C)	3.110	12-13-29	1,066,000	1,075,721
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (1 month LIBOR + 2.600%) (B)(C)	3.827	09-15-26	415,000	415,188
BBCMS Trust
Series 2015-MSQ, Class D (B)(C)	4.123	09-15-32	640,000	645,631
Series 2015-SLP, Class C (1 month LIBOR + 2.000%) (B)(C)	3.227	02-15-28	250,000	247,870
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (C)	1.934	01-25-35	585,185	573,427
Series 2004-12, Class A3 (1 month LIBOR + 0.700%) (C)	1.934	01-25-35	341,333	340,150
Series 2005-5, Class 1A4 (1 month LIBOR + 0.560%) (C)	1.794	07-25-35	233,628	230,235
Series 2005-7, Class 11A1 (1 month LIBOR + 0.540%) (C)	1.774	08-25-35	723,744	709,481
BWAY Mortgage Trust
Series 2015-1740, Class D (B)(C)	3.787	01-10-35	500,000	502,986
Series 2015-1740, Class XA IO (B)	1.023	01-10-35	11,465,000	443,397
BX Trust
Series 2017-SLCT, Class C (1 month LIBOR + 1.400%) (B)(C)	2.650	07-15-34	1,725,000	1,717,806
BXHTL Mortgage Trust
Series 2015-JRWZ, Class DR1 (1 month LIBOR + 3.229%) (B)(C)	4.456	05-15-29	705,000	706,400
Series 2015-JWRZ, Class GL1 (1 month LIBOR + 2.850%) (B)(C)	4.077	05-15-29	705,000	706,294
BXP Trust
Series 2017-GM, Class D (B)(C)	3.539	06-13-39	1,085,000	1,056,722
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2017-CD3, Class C (C)	4.715	02-10-50	1,115,000	1,196,415
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month LIBOR + 1.700%) (B)(C)	2.926	05-15-30	1,500,000	1,497,407
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (B)(C)	2.850	07-15-28	2,000,000	2,000,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 10

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-BIOC, Class B (1 month LIBOR + 0.970%) (B)(C)	2.220	07-15-28	1,143,000	$1,141,223
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class DFX (B)	4.387	02-10-33	1,280,010	1,300,042
CGMS Commercial Mortgage Trust
Series 2017-MDRC, Class C (1 month LIBOR + 1.300%) (B)(C)	2.527	07-15-30	1,145,000	1,144,999
Chicago Skyscraper Trust
Series 2017-SKY, Class C (1 month LIBOR + 1.250%) (B)(C)	2.477	02-15-30	2,515,000	2,520,512
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class C (1 month LIBOR + 1.250%) (B)(C)	2.500	07-15-19	605,000	605,000
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(C)	2.329	06-11-32	430,000	428,376
Cold Storage Trust
Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(C)	3.327	04-15-36	1,055,000	1,066,454
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class XA IO	1.485	03-10-46	5,646,733	178,805
Series 2013-CR8, Class XA IO	0.751	06-10-46	5,056,087	105,145
Series 2015-CR27, Class B (C)	4.510	10-10-48	695,000	737,752
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-CR3, Class XA IO	2.216	10-15-45	8,631,471	614,222
Series 2013-300P, Class D (B)(C)	4.540	08-10-30	625,000	665,975
Series 2013-CR11, Class B (C)	5.328	08-10-50	1,485,000	1,633,881
Series 2013-CR13, Class C (C)	4.905	12-10-23	755,000	800,641
Series 2013-LC13, Class B (B)(C)	5.009	08-10-46	555,000	609,357
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (B)(C)	2.832	07-13-31	1,020,000	1,012,194
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(C)	3.479	02-13-32	695,000	697,759
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (B)(C)	3.376	08-13-27	1,020,000	1,021,608
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (C)	4.934	12-10-44	955,000	1,024,410
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.839	08-15-45	5,365,214	359,169
Series 2014-CR15, Class XA IO	1.420	02-10-47	7,593,104	312,373
Series 2014-CR16, Class C (C)	5.065	04-10-47	1,181,000	1,220,150
Credit Suisse First Boston Mortgage Securities Corp.
Series 2006-OMA, Class B2 (B)	5.538	05-15-23	900,000	959,223
DBCG Mortgage Trust
Series 2017-BBG, Class C (1 month LIBOR + 1.000%) (B)(C)	2.227	06-15-34	1,370,000	1,367,431
DBJPM Mortgage Trust
Series 2016-C3, Class C (C)	3.636	09-10-49	342,000	334,168
Series 2017-C6, Class C (C)	4.174	06-10-50	660,000	684,814
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (1 month LIBOR + 0.540%) (C)	1.774	06-25-34	439,336	433,556
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (B)(C)	3.495	12-15-34	1,000,000	1,013,675
Great Wolf Trust
Series 2015-WOLF, Class D (1 month LIBOR + 3.500%) (B)(C)	4.727	05-15-34	940,000	940,702
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class D (1 month LIBOR + 1.300%) (B)(C)	2.520	07-15-32	2,000,000	2,001,248
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.421	05-10-45	9,742,618	662,813
Series 2014-NEW, Class C (B)	3.790	01-10-31	305,000	307,554
Series 2015-590M, Class C (B)(C)	3.932	10-10-35	1,265,000	1,294,129
Series 2016-RENT, Class D (B)(C)	4.202	02-10-29	990,000	1,025,870
Series 2017-485L, Class C (B)(C)	4.115	02-10-37	605,000	638,067
Series 2017-GS5, Class C (C)	4.299	03-10-50	485,000	501,916
Series 2017-GS6, Class C (C)	4.322	05-10-50	515,000	539,296
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.155	05-19-35	3,394,956	179,713

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
HILT Mortgage Trust
Series 2014-ORL, Class D (1 month LIBOR + 2.150%) (B)(C)	3.376	07-15-29	700,000	$690,436
Hilton USA Trust
Series 2016-HHV, Class D (B)(C)	4.333	11-05-38	675,000	677,663
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(C)	4.881	08-05-34	820,000	815,469
Impac Secured Assets CMN Owner Trust
Series 2004-4, Class M2 (1 month LIBOR + 0.810%) (C)	2.044	02-25-35	405,000	405,136
IMT Trust
Series 2017-APTS, Class CFX (B)(C)	3.613	06-15-34	510,000	515,170
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (C)	4.821	04-15-47	1,020,000	1,073,014
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.582	07-05-32	6,927,741	419,830
Series 2014-FL5, Class C (1 month LIBOR + 2.100%) (B)(C)	3.327	07-15-31	481,000	475,838
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (B)(C)	3.327	08-15-27	1,420,000	1,420,125
Series 2015-MAR7, Class C (B)	4.490	06-05-32	1,555,000	1,603,499
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (B)(C)	3.977	07-15-36	530,000	534,890
Series 2016-JP3, Class C (C)	3.622	08-15-49	389,000	378,930
MAD Mortgage Trust
Series 2017-330M, Class D (B)(C)	4.108	08-15-34	685,000	700,260
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (C)	4.282	02-15-46	887,000	887,658
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (B)(C)	4.438	09-09-32	1,785,000	1,863,809
Series 2015, Class XLF1 C (1 month LIBOR + 2.200%) (B)(C)	3.509	08-14-31	750,000	753,029
Motel 6 Trust
Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (B)(C)(E)	2.630	08-15-34	1,100,000	1,100,034
MSCG Trust
Series 2016-SNR, Class D (B)	6.550	11-15-34	1,120,000	1,126,306
MSDB Trust
Series 2017-712F, Class C (B)(C)	3.749	07-11-39	170,000	174,644
MSSG Trust
Series 2017-237P, Class D (B)	3.864	09-13-39	385,000	381,525
Olympic Tower Mortgage Trust
Series 2017-OT, Class D (B)(C)	3.945	05-10-39	850,000	865,242
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	460,000	475,530
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-2, Class M2 (1 month LIBOR + 0.450%) (C)	1.684	04-25-35	505,000	484,948
Series 2005-3, Class APT (1 month LIBOR + 0.290%) (C)	1.524	07-25-35	500,240	498,624
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (C)	2.266	03-25-44	364,494	357,288
TMSQ Mortgage Trust
Series 2011-1500, Class D (B)(C)	3.963	10-10-36	775,000	766,711
Series 2014-1500, Class C (B)(C)	3.963	10-10-36	2,465,000	2,505,140
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	715,000	784,796
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (B)	1.537	05-10-63	4,402,177	229,312
VNDO Mortgage Trust
Series 2013-PENN, Class D (B)(C)	4.079	12-13-29	1,232,000	1,267,975
VNDO Trust
Series 2016-350P, Class D (B)(C)	4.033	01-10-35	1,115,000	1,116,528
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(C)	2.800	03-18-28	1,865,000	1,857,787
Series 2014-LC18, Class A2	2.954	12-15-47	125,000	127,782
Series 2015-LC22, Class B (C)	4.692	09-15-58	792,000	860,935
Series 2017-RB1, Class C (C)	4.311	03-15-50	605,000	630,171

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 12

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(C)	3.798	11-15-29	64,274	$64,355
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	2.195	11-15-45	5,432,543	397,980
Series 2013-C15, Class B (C)	4.628	08-15-46	585,000	628,261
Series 2013-C16, Class B (C)	5.146	09-15-46	345,000	379,690
U.S. Government Agency 1.7%				13,606,145
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (C)	3.084	10-25-27	680,000	695,834
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (C)	3.234	12-25-28	305,000	311,806
Series 2016-HQA2, Class M2 (1 month LIBOR + 2.250%) (C)	3.484	11-25-28	310,000	319,835
Series K017, Class X1 IO	1.504	12-25-21	2,253,427	107,292
Series K018, Class X1 IO	1.524	01-25-22	10,094,022	488,538
Series K021, Class X1 IO	1.604	06-25-22	2,642,096	154,247
Series K022, Class X1 IO	1.383	07-25-22	14,250,341	709,550
Series K030, Class X1 IO	0.321	04-25-23	220,041,942	2,264,804
Series K038, Class X1 IO	1.335	03-25-24	22,465,381	1,417,121
Series K048, Class X1 IO	0.379	06-25-25	6,652,999	117,759
Series K707, Class X1 IO	1.656	12-25-18	1,827,813	26,702
Series K709, Class X1 IO	1.641	03-25-19	2,450,102	45,256
Series K710, Class X1 IO	1.867	05-25-19	3,620,250	83,071
Series K711, Class X1 IO	1.808	07-25-19	6,693,476	155,589
Series K718, Class X1 IO	0.766	01-25-22	24,737,175	583,486
Government National Mortgage Association
Series 2012-114, Class IO	0.817	01-16-53	1,262,388	67,367
Series 2016-142, Class IO	0.998	09-16-58	3,373,916	280,681
Series 2016-162, Class IO	0.996	09-16-58	7,869,737	644,330
Series 2016-174, Class IO	0.901	11-16-56	5,196,884	423,945
Series 2016-87, Class IO	1.007	08-16-58	3,861,954	291,245
Series 2017-109, Class IO	0.612	04-16-57	7,306,059	463,462
Series 2017-124, Class IO (F)	0.705	01-15-59	9,180,000	672,722
Series 2017-20, Class IO	0.749	12-16-58	10,279,313	710,960
Series 2017-22, Class IO	1.047	12-16-57	3,735,908	358,347
Series 2017-3, Class IO	0.907	09-16-58	9,352,306	722,490
Series 2017-41, Class IO	0.792	07-16-58	7,332,464	539,054
Series 2017-46, Class IO	0.619	11-16-57	7,964,971	533,798
Series 2017-61, Class IO	0.766	05-16-59	4,903,545	416,854
Asset backed securities 15.1%				$116,794,704
(Cost $116,120,734)
Asset backed securities 15.1%				116,794,704
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (1 month LIBOR + 0.675%) (C)	1.909	05-25-35	145,462	145,294
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (1 month LIBOR + 0.550%) (C)	1.784	03-25-35	815,000	808,772
Ally Auto Receivables Trust
Series 2015-1, Class A4	1.750	05-15-20	980,000	981,861
Series 2017-3, Class A3	1.740	09-15-21	1,270,000	1,271,135
Series 2017-4, Class A4	1.960	07-15-22	895,000	897,663
American Express Credit Account Master Trust
Series 2017-1, Class A	1.930	09-15-22	2,660,000	2,677,104
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) (C)	1.644	01-25-36	795,000	792,164
Series 2005-R3, Class M2 (1 month LIBOR + 0.470%) (C)	1.704	05-25-35	439,694	437,435
Applebee’s Funding LLC
Series 2014-1, Class A2 (B)	4.277	09-05-44	1,800,000	1,774,339

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Arby’s Funding LLC
Series 2015-1A, Class A2 (B)	4.969	10-30-45	1,306,725	$1,350,291
Argent Securities, Inc.
Series 2004-W6, Class M1 (1 month LIBOR + 0.825%) (C)	2.059	05-25-34	89,103	86,520
BA Credit Card Trust
Series 2017-A1, Class A1	1.950	08-15-22	3,390,000	3,411,941
Bank of the West Auto Trust
Series 2015-1, Class A4 (B)	1.660	09-15-20	1,025,000	1,024,915
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	620,000	614,666
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1 (B)	2.170	08-16-21	275,000	275,960
Series 2015-1A, Class A1	2.260	03-15-23	1,460,000	1,473,132
Series 2016-1, Class A1	1.780	06-15-22	2,405,000	2,406,323
California Republic Auto Receivables Trust
Series 2015-2, Class A4	1.750	01-15-21	1,360,000	1,361,112
Series 2016-2, Class A4	1.830	12-15-21	715,000	715,450
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3	1.340	04-15-22	1,731,000	1,722,780
Series 2017-A1, Class A1	2.000	01-17-23	2,910,000	2,931,005
CarMax Auto Owner Trust
Series 2015-2, Class A4	1.800	03-15-21	849,000	851,002
Series 2016-1, Class A4	1.880	06-15-21	485,000	486,235
Series 2016-2, Class A4	1.680	09-15-21	824,000	821,837
Chase Issuance Trust
Series 2016-A2, Class A	1.370	06-15-21	1,630,000	1,623,406
Series 2016-A5, Class A5	1.270	07-15-21	3,685,000	3,664,196
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4 (B)	1.870	02-15-22	590,000	588,990
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1	1.750	11-19-21	2,850,000	2,855,588
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (B)	4.474	03-20-43	1,388,682	1,399,530
CNH Equipment Trust
Series 2015-C, Class A3	1.660	11-16-20	1,101,486	1,102,219
Series 2016-B, Class A3	1.630	08-15-21	475,000	474,721
Coinstar Funding LLC
Series 2017-1A, Class A2 (B)	5.216	04-25-47	1,012,463	1,043,662
Countrywide Asset-Backed Certificates Trust
Series 2004-10, Class AF5B (C)	4.899	02-25-35	232,400	232,203
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB4, Class M1 (1 month LIBOR + 0.420%) (C)	1.654	07-25-35	95,285	95,341
CSMC Trust
Series 2006-CF2, Class M1 (1 month LIBOR + 0.470%) (B)(C)	1.704	05-25-36	151,451	151,213
Series 2006-CF2, Class M2 (1 month LIBOR + 0.520%) (B)(C)	1.754	05-25-36	1,340,000	1,326,420
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	1,316,250	1,356,382
Discover Card Execution Note Trust
Series 2017-A6, Class A6	1.880	02-15-23	3,290,000	3,302,036
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	1,585,000	1,624,784
Driven Brands Funding LLC
Series 2015-1A, Class A2 (B)	5.216	07-20-45	746,700	761,388
Five Guys Holdings LLC
Series 2017-1A, A2 (B)	4.600	07-25-47	660,000	681,011
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (B)	3.857	04-30-47	379,050	386,009
Ford Credit Auto Owner Trust
Series 2014-1, Class B (B)	2.410	11-15-25	540,000	542,092
Series 2015-B, Class A4	1.580	08-15-20	620,000	620,333

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 14

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-B, Class A4	1.520	08-15-21	345,000	$343,981
Series 2016-C, Class A4	1.400	02-15-22	1,007,000	998,111
Series 2017-A, Class A4	1.920	04-15-22	1,955,000	1,964,164
Series 2017-B, Class A4	1.870	09-15-22	348,000	348,504
GM Financial Consumer Automobile Receivables Trust
Series 2017-2A, Class A3 (B)	1.860	12-16-21	1,225,000	1,229,171
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (B)	1.650	05-15-20	755,000	755,395
Hertz Vehicle Financing LLC
Series 2016-3A, Class A (B)	2.270	07-25-20	680,000	676,205
Hilton Grand Vacations Trust
Series 2017-AA, Class A (B)	2.660	12-26-28	855,979	861,614
Home Equity Asset Trust
Series 2005-1, Class M4 (1 month LIBOR + 1.020%) (C)	2.254	05-25-35	352,341	353,753
Honda Auto Receivables Owner Trust
Series 2015-1, Class A4	1.320	11-16-20	565,000	564,601
Series 2015-2, Class A4	1.470	08-23-21	3,240,000	3,238,035
Series 2015-3, Class A4	1.560	10-18-21	1,025,000	1,024,363
Series 2016-2, Class A4	1.620	08-15-22	1,580,000	1,577,677
Series 2016-3, Class A4	1.330	11-18-22	2,515,000	2,497,752
Series 2017-1, Class A3	1.720	07-21-21	1,695,000	1,698,022
Series 2017-2, Class A4	1.870	09-15-23	384,000	385,294
Huntington Auto Trust
Series 2015-1, Class A4	1.640	06-15-21	395,000	395,097
Series 2016-1, Class A4	1.930	04-15-22	2,135,000	2,142,622
Hyundai Auto Receivables Trust
Series 2015-A, Class A4	1.370	07-15-20	1,115,000	1,113,825
Series 2017-A, Class A3	1.760	08-16-21	1,355,000	1,358,335
John Deere Owner Trust
Series 2015-A, Class A4	1.650	12-15-21	817,000	817,417
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3	1.340	12-16-19	1,374,570	1,373,699
Series 2016-1, Class A4	1.460	12-15-22	1,640,000	1,629,557
Merrill Lynch Mortgage Investors Trust
Series 2005-WMC1, Class M1 (1 month LIBOR + 0.750%) (C)	1.984	09-25-35	642,694	602,587
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	78,562	78,278
Series 2015-1A, Class A (B)	2.520	12-20-32	249,760	250,079
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 (1 month LIBOR + 0.280%) (C)	1.514	09-25-36	587,350	580,494
New Century Home Equity Loan Trust
Series 2005-2, Class M2 (1 month LIBOR + 0.675%) (C)	1.909	06-25-35	949,465	945,008
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4	1.500	09-15-21	1,280,000	1,278,743
Series 2016-B, Class A3	1.320	01-15-21	1,950,000	1,943,511
Series 2016-B, Class A4	1.540	10-17-22	440,000	438,353
Series 2017-A, Class A3	1.740	08-16-21	850,000	852,246
Series 2017-B, Class A4	1.950	10-16-23	1,025,000	1,027,794
Nissan Master Owner Receivables Trust
Series 2015-A, Class A2	1.440	01-15-20	1,625,000	1,624,952
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (B)(C)	2.050	06-20-31	115,715	115,544
Sonic Capital LLC
Series 2016-1A, Class A2 (B)	4.472	05-20-46	367,842	372,440
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (1 month LIBOR + 0.440%) (C)	1.674	11-25-35	477,446	476,223
Specialty Underwriting & Residential Finance Trust
Series 2006-BC 1, Class A2D (1 month LIBOR + 0.300%) (C)	1.534	12-25-36	859,721	857,314

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4 (B)	1.780	01-15-21	1,005,000	$1,006,112
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A	2.040	03-15-22	1,158,000	1,164,951
Taco Bell Funding LLC
Series 2016-1A, Class A2I (B)	3.832	05-25-46	891,000	914,656
TAL Advantage V LLC
Series 2014-1A, Class A (B)	3.510	02-22-39	344,500	346,167
Towd Point Mortgage Trust
Series 2015-2, Class 1M2 (B)(C)	3.474	11-25-60	815,000	848,789
Series 2016-5, Class A1 (B)(C)	2.500	10-25-56	1,315,454	1,324,542
Series 2017-1, Class A1 (B)(C)	2.750	10-25-56	459,255	464,777
Series 2017-2, Class A1 (B)(C)	2.750	04-25-57	399,063	403,569
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4	1.740	09-15-20	1,360,000	1,363,160
Series 2016-B, Class A4	1.520	08-16-21	525,000	523,770
Series 2016-C, Class A4	1.320	11-15-21	567,000	563,234
Series 2017-A, Class A3	1.730	02-16-21	1,270,000	1,272,975
Series 2017-B, Class A3	1.760	07-15-21	1,760,000	1,764,990
Series 2017-C, Class A4	1.980	12-15-22	935,000	939,784
USAA Auto Owner Trust
Series 2015-1, Class A4	1.540	11-16-20	535,000	535,120
Verizon Owner Trust
Series 2016-1A, Class A (B)	1.420	01-20-21	840,000	837,398
Series 2016-2A, Class A (B)	1.680	05-20-21	1,690,000	1,689,433
Series 2017-1A, Class A (B)	2.060	09-20-21	2,060,000	2,073,087
Wells Fargo Home Equity Trust
Series 2005-4, Class M1 (1 month LIBOR + 0.460%) (C)	1.694	12-25-35	273,106	273,356
Wendys Funding LLC
Series 2015-1A, Class A2I (B)	3.371	06-15-45	2,367,825	2,397,375
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	418,960	418,091
Series 2014-1A, Class B (B)	3.250	12-20-26	185,468	186,035
Series 2015-1A, Class A (B)	2.750	05-20-27	164,844	165,206
Series 2015-2A, Class B (B)	4.000	07-20-28	320,876	323,327
Series 2016-1A, Class A (B)	3.500	12-20-28	302,908	306,196
Series 2017-1A, Class A (B)	3.050	12-20-30	723,560	727,535
World Omni Auto Receivables Trust
Series 2016-A, Class A3	1.770	09-15-21	1,570,000	1,573,242
Series 2017-B, Class A3	1.950	02-15-23	445,000	446,607
			Shares	Value
Preferred securities 0.3%				$2,201,776
(Cost $2,113,068)
Financials 0.0%				316,778
Banks 0.0%
Wells Fargo & Company, Series L, 7.500%			238	316,778
Utilities 0.3%				1,884,998
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%			26,035	1,331,690
DTE Energy Company, 6.500%			9,800	553,308

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 16

		Yield (%)	Shares	Value
Securities lending collateral 2.8%				$21,626,028
(Cost $21,626,054)
John Hancock Collateral Trust (G)		1.2169(H)	2,161,414	21,626,028
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$11,826,000
(Cost $11,826,000)
U.S. Government Agency 0.6%				4,433,000
Federal Agricultural Mortgage Corp. Discount Note	0.900	09-01-17	1,009,000	1,009,000
Federal Home Loan Bank Discount Note	0.869	09-01-17	3,424,000	3,424,000
			Par value^	Value
Repurchase agreement 0.9%				7,393,000
Barclays Tri-Party Repurchase Agreement dated 8-31-17 at 1.050% to be repurchased at $5,975,174 on 9-1-17, collateralized by $6,001,700
U.S. Treasury Notes, 1.875% due 3-31-22 (valued at $6,094,693, including
interest)			5,975,000	5,975,000
Repurchase Agreement with State Street Corp. dated 8-31-17 at 0.340% to be repurchased at $1,418,013 on 9-1-17, collateralized by $1,440,000
U.S. Treasury Notes, 1.875% due 10-31-17 (valued at $1,450,999, including
interest)			1,418,000	1,418,000
Total investments (Cost $780,943,280) 102.2%				$792,711,273
Other assets and liabilities, net (2.2%)				(16,823,741)
Total net assets 100.0%				$775,887,532
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	A portion of this security is on loan as of August 31, 2017. The value of securities on loan amounted to $21,179,775.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,881,245 or 19.3% of the fund’s net assets as of 8-31-17.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security purchased or sold on a when-issued or delayed delivery basis.
(F)	Security is valued using significant unobservable inputs.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 8-31-17.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

At 8-31-17, the aggregate cost of investments for federal income tax purposes was $783,751,218. Net unrealized appreciation aggregated to $8,960,055, of which $12,775,437 related to gross unrealized appreciation and $3,815,382 related to gross unrealized depreciation.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2017, by major security category or type:

	Total value at 8-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$265,413,970	—	$265,413,970	—
Corporate bonds	282,414,241	—	282,414,241	—
Capital preferred securities	1,282,304	—	1,282,304	—
Collateralized mortgage obligations	91,152,250	—	90,479,528	$672,722
Asset backed securities	116,794,704	—	116,794,704	—
Preferred securities	2,201,776	$2,201,776	—	—
Securities lending collateral	21,626,028	21,626,028	—	—
Short-term investments	11,826,000	—	11,826,000	—
Total investments in securities	$792,711,273	$23,827,804	$768,210,747	$672,722

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q1	08/17
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		10/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 30, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 30, 2017